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                             CITISTREET FUNDS, INC.
                                    I SHARES

                       CITISTREET LARGE COMPANY STOCK FUND
                       CITISTREET SMALL COMPANY STOCK FUND
                       CITISTREET INTERNATIONAL STOCK FUND
                        CITISTREET DIVERSIFIED BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002
       SUPPLEMENTED JULY 30, 2002, SEPTEMBER 9, 2002, AND OCTOBER 7, 2002


CitiStreet Funds, Inc. is a diversified open-end management investment company that is currently made up of four different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund. The Funds have two classes of shares. This statement of additional information describes the I Shares class of the Funds (the "Shares"). The Shares are only available through certain variable annuity contracts, variable life insurance contracts, and qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code).

This statement of additional information is not a prospectus. You should read it in conjunction with the CitiStreet Funds, Inc. I Shares prospectus dated May 1, 2002 and the prospectus supplements dated July 30, 2002 and September 9, 2002. You may obtain the prospectus and the supplements without charge by writing to CitiStreet Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, or by calling 1-800-242-7884. This statement of additional information incorporates portions of the accompanying Annual Report.

                             CitiStreet Funds, Inc.
                         Two Tower Center, P.O. Box 1063
                      East Brunswick, New Jersey 08816-1063
                            Telephone: (800) 242-7884

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                                TABLE OF CONTENTS


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INVESTMENT OBJECTIVES AND PROGRAMS............................................4
     Equity Securities........................................................4
             Preferred Stocks, Convertible Securities, and Warrants...........4
             Depository Receipts..............................................4
     Debt Securities..........................................................4
             Mortgage-Related Securities......................................4
             Asset-Backed Securities..........................................5
             Additional Types of High-Yield Debt Securities...................6
    Options...................................................................7
             Options on Equity Securities.....................................7
             Options on Stock Indices........................................10
             Options on Debt Securities......................................13
             Options on Foreign Currencies...................................15
    Futures Contracts........................................................16
             Stock Index Futures Contracts...................................17
             Interest Rate Futures Contracts.................................18
             Foreign Currency Futures Contracts..............................19
             Options on Futures Contracts....................................19
    Forward Foreign Currency Exchange Contracts..............................20
    Short Sales Against the Box..............................................23
    When-Issued and Delayed Delivery Securities..............................23
    Lending of Portfolio Securities..........................................23
    Temporary Defensive Positions............................................24
    Money Market Instruments.................................................24
    Ratings of Debt Securities...............................................25
    Ratings of Commercial Paper..............................................29
INVESTMENT RESTRICTIONS......................................................30

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MANAGEMENT OF THE FUNDS......................................................33
    The Company..............................................................33
    Directors and Officers...................................................34
    Committees...............................................................36
    Director Compensation and Share Ownership................................37
    Investment Advisers......................................................38
             Structure.......................................................38
             Control.........................................................41
             Fees............................................................42
    Other Service Providers..................................................46
    Codes of Ethics..........................................................47
PORTFOLIO TRANSACTIONS.......................................................47
NET ASSET VALUE OF SHARES....................................................52
PERFORMANCE INFORMATION......................................................54
TAXES........................................................................55
OWNERSHIP OF SHARES..........................................................57
FINANCIAL STATEMENTS.........................................................57

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                       INVESTMENT OBJECTIVES AND PROGRAMS

The investment objectives of the various Funds, their strategies for achieving those objectives, and the associated risks are described in the prospectus. This section supplements that description.

EQUITY SECURITIES

PREFERRED STOCKS, CONVERTIBLE SECURITIES, AND WARRANTS

Each Fund may invest in preferred stocks and convertible securities. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. In addition, each Fund may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years).

DEPOSITORY RECEIPTS

Each Fund may invest in foreign equity securities. In some cases, the Funds might not purchase securities on the principal market. For example, the Funds may purchase American Depository Receipts ("ADRs"). ADRs are registered receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment described in the prospectus, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, and may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Funds may likewise utilize European Depository Receipts ("EDRs"), which are similar instruments, in bearer form, designed for use in the European securities markets.

DEBT SECURITIES

MORTGAGE-RELATED SECURITIES

The Diversified Bond Fund may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities

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represent an interest in a pool of mortgages, such as 30-year and 15-year fixed mortgages and adjustable rate mortgages. For GNMA securities, the payment of principal and interest on the underlying mortgages is guaranteed by the full faith and credit of the U.S. government; for FNMA and FHLMC securities the payment of principal and interest is guaranteed by the issuing agency, but not the U.S. government. The guarantees, however, do not extend to the securities' value or yield, which like other fixed-income securities, are likely to fluctuate inversely with fluctuations in interest rates. Mortgage-backed securities have an investment characteristic that is not applicable to most other fixed-income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can then be reinvested, but only at lower rates. Thus, although the value of mortgage-backed securities will generally decrease in the same way as other bonds when interest rates are rising, their value may not increase as much when interest rates are falling.

The Fund may invest in mortgage-backed securities issued by private entities, such as commercial or mortgage banks, savings and loan associations, or broker-dealers, that meet the quality standards set forth above for corporate debt. The issuer's obligation may vary but often it is to "pass-through" the payments of principal and interest upon the mortgages in the pool. In some cases timely payment of principal and interest is guaranteed or insured by a third party, but in all cases, like any other fixed-income security, a default by the issuer could lead to a loss.

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-backed securities that have been partitioned into several classes with a ranked priority with respect to payments on the underlying mortgages. The prepayment risks of certain CMOs are higher than that of other mortgage-backed securities because of this partitioning. In addition, certain CMOs have encountered liquidity problems in rising interest rate environments with consequent adverse effects on their market values.

ASSET-BACKED SECURITIES

The Diversified Bond Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed securities, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities

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depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

ADDITIONAL TYPES OF HIGH-YIELD DEBT SECURITIES

In furtherance of its investment objectives, the Diversified Bond Fund may invest in the following specialized types of high-yield instruments. The Fund may invest up to 15% of its assets in high-yield debt securities, which may include those described below.

Zero Coupon Bonds. Zero coupon bonds do not pay interest for several years, and then pay full coupon interest until maturity. These bonds are sold at a substantial original issue discount equal to the missing interest payment compounded at the coupon rate. Zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, while giving the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds bear special risks beyond those ordinarily associated with high-yield securities. Because the bonds' cash flows are deferred and because the bonds often represent very subordinated debt, their prices are subject to more volatility than most other bonds and may be more greatly affected by interest rate changes.

Step-up Bonds. Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay a low initial interest rate for several years and then pay a higher rate until maturity. They are also issued at an original issue discount, and bear similar risks to those associated with zero coupon bonds, although generally to a lesser degree.

Pay-in-kind Bonds. Pay-in-kind ("PIK") bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Interest rate changes tend to affect the market prices of PIK bonds to a greater extent than securities that pay interest in cash.

Reset Bonds. The interest rate on reset bonds is adjusted periodically to a level which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be

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raised, but the bonds have a low call premium, limiting the opportunity for capital gains by the Fund. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

Increasing Rate Notes. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument, because the increasing rate provides an incentive for the issuer to refinance with longer-term debt. Thus, principal is likely to be repaid more quickly than with other types of high-yield securities, and it may not be possible for a Fund to reinvest the proceeds at the same rates.

OPTIONS

Each Fund may write (i.e., sell) options under certain limitations described below. In general, (1) any Fund may purchase and write (i.e., sell) put and call options on stocks or stock indices that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); (2) any Fund other than the Small Company Stock and the Large Company Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York; and (3) any Fund may purchase and write (i.e., sell) put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. The Funds will only write covered options, as explained below. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options are primarily used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Writing covered put options also involves the risk of not being able to effect closing transactions at favorable prices or losing part or all of the securities used for cover if the price of the underlying security falls below the exercise price. Purchasing put or call options involves the risk of losing the entire premium (i.e., purchase price of the option).

OPTIONS ON EQUITY SECURITIES

The Funds may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities

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Dealers Automated Quotation System ("NASDAQ"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: (1) the Fund owns the security underlying the option; or
(2) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration for which cash or liquid securities is held in a segregated account) upon conversion or exchange of other securities held in its portfolio; or (3) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities.

A Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price; or (2) the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price.

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However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

A Fund may purchase call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. A Fund may effect closing sale and purchase transactions. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.

A Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

OPTIONS ON STOCK INDICES

The Funds may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

A Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund follows

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the segregation requirements set forth in this paragraph. When a Fund writes a call option on a broadly based stock market index, the Fund will segregate or pledge to a broker as collateral for the option, cash or other liquid securities with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If at the close of business on any day the market value of such cash or liquid securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or liquid securities equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, it will segregate or pledge to the broker as collateral cash or liquid securities equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the segregated cash or liquid securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase put and call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted

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if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. No Fund will purchase or sell any index option contract unless and until, in the subadviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Price movements in a Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be

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sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON DEBT SECURITIES

The International Stock and the Diversified Bond Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the subadviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

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A Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid securities equivalent to the amount, if any, by which the put is in-the-money. Each Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

A Fund may purchase "protective puts" in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 8.

A Fund may also purchase call options on debt securities for hedging or investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Funds will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

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As explained in INVESTMENT RESTRICTIONS on page 31, no Fund may invest more than 10% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Funds' purchase and sale of exchange-traded options on debt securities will be subject to the risks described in OPTIONS ON EQUITY SECURITIES on page 8.

OPTIONS ON FOREIGN CURRENCIES

The Funds may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade to hedge against unfavorable changes in exchange rates and to facilitate transactions involving foreign securities. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which a Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, a Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

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If, on the other hand, a subadviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A Fund's successful use of currency exchange options on foreign currencies depends upon the subadviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. A Fund's ability to establish and maintain positions will depend on market liquidity. The ability of a Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS

Each Fund may enter into futures contracts and options thereon under certain limitations described below. In general, (1) any Fund may buy and sell stock index futures contracts traded on a commodities exchange or board of trade and options thereon; (2) the International Stock and Diversified Bond Funds may buy and sell futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices and options thereon; and (3) any Fund may buy and sell futures contracts on foreign currencies or groups of foreign currencies and options thereon. The Funds use these instruments as a hedge against or to minimize adverse principal fluctuations or as an efficient means of adjusting their exposure to the market. Each Fund limits its use of futures contracts and options thereon so that no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options. Furthermore, immediately after entering into such contracts or purchasing such options, no more than 30% of a Fund's total assets may be represented by such contracts and options (other than futures contracts and

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options thereon relating to money market instruments, such as Eurodollar futures and related options). These contracts and options entail certain risks, including (but not limited to) the following: (1) no assurance that futures contracts transactions can be offset at favorable prices; (2) possible reduction of the Fund's total return due to the use of hedging; (3) possible reduction in value of both the securities hedged and the hedging instrument; (4) possible lack of liquidity due to daily limits on price fluctuation or other factors; (5) an imperfect correlation between price movements in the contract and in the securities being hedged; and (6) potential losses in excess of the amount invested in the futures contracts themselves.

STOCK INDEX FUTURES CONTRACTS

To the extent permitted by applicable regulations, the Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, a Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

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A Fund's successful use of stock index futures contracts depends upon the subadviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of a Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion.

INTEREST RATE FUTURES CONTRACTS

To the extent permitted by applicable regulations, the International Stock and Diversified Bond Funds may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The Funds will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

A Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. A Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. To the extent permitted by applicable federal regulations, a Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its fixed-income portfolio.

A Fund's successful use of interest rate futures contracts depends upon the subadviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to a Fund will

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not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, a Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described in STOCK INDEX FUTURES CONTRACTS on page 17.

FOREIGN CURRENCY FUTURES CONTRACTS

To the extent permitted by applicable regulations, a Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies. A Fund will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade. See STOCK INDEX FUTURES CONTRACTS on page 17 for a general description of futures contracts. A Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. To the extent permitted by federal regulations, a Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in portfolio management.

The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. A Fund's successful use of foreign currency futures contracts depends upon the subadviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed more fully under OPTIONS ON FOREIGN Currencies on page 15 and STOCK INDEX FUTURES CONTRACTS on page 17.

OPTIONS ON FUTURES CONTRACTS

The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the

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option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If a Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To facilitate the purchase and sale of foreign securities and to manage foreign exchange risk, each of the Funds may enter into forward contracts to purchase or sell foreign currencies. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain that might result should the currency increase. Similarly, although such instruments are used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will be accurately predicted, thus adversely affecting the Fund's total return.

The Funds may enter into forward foreign currency exchange contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the

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case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. The Funds will use forward foreign currency exchange contracts strictly for hedging purposes and to facilitate the purchase and sale of foreign securities.

Additionally, when a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Fund will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important that the subadvisers have the flexibility to enter into such forward contracts when it is determined that the best interests of the Funds will thereby be served. A Fund will place cash or liquid, high-grade equity or debt securities into a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The Funds generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to

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deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various

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currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SHORT SALES AGAINST THE BOX

The Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash or U.S. government securities in an amount equal to such consideration must be put in a segregated account.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., when delivery and payment take place later than the normal settlement period after the date of the transaction). A Fund will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund will maintain in a segregated account cash, U.S. government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition it could, as with the disposition of any other Fund security, incur a gain or loss due to market fluctuations. No when-issued commitments will be made if, as a result, more than 15% of the Fund's net assets would be so committed.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 33% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of

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good standing and will not be made unless the consideration to be earned from such loans would justify the risk.

TEMPORARY DEFENSIVE POSITIONS

As discussed in the prospectus, each Fund may, at times, adopt a temporary defensive position. In such instances, the Fund may invest a greater proportion of its assets than normal in money market instruments, which are described below, and in investment-grade short-term debt instruments.

MONEY MARKET INSTRUMENTS

Bank Obligations. Bank obligations include certificates of deposit, bankers' acceptances, and time deposits of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, foreign offices of foreign banks, savings and loan associations, or savings banks. Certificates of deposit are certificates evidencing the indebtedness of a bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits in a bank for a fixed period of time. Certificates of deposit include both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are dollars deposited in banks outside the United States.

Commercial Paper. Commercial paper is a high-quality short-term promissory note of a large corporation issued to finance its current obligations. The Funds may invest in commercial paper which at the time of the investment is (1) rated in the two highest categories by Moody's (Prime-1 and Prime-2) or by S&P (A-1 and A-2), or (2) unrated but determined by the subadviser to be of comparable quality.

Repurchase Agreements. When a Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money is invested in the security, and is

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not related to the coupon rate of the purchase security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks, which agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price and date, which reflect a rate of interest paid for the use of the money for the period. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Funds intend only to use the reverse repurchase technique when it appears to be to their advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Fund's securities. The Fund will maintain in a separate account securities of the Fund that have a value equal to or greater than the Fund's commitments under reverse repurchase agreements. The value of the securities subject to reverse purchase agreements will not exceed 10% of the value of the Fund's total assets.

RATINGS OF DEBT SECURITIES

Investment-grade bonds are debt securities that have been rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), e.g., corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or at least BBB by Standard & Poor's Corporation ("S&P") at the time of purchase. Investment-grade bonds also include unrated debt securities

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that a Fund's subadviser determines to be of comparable quality. High-yield debt (also know as "junk bonds") are, in contrast, generally rated below investment grade by NRSROs -- for example, ratings of Ba or lower by Moody's or of BB or lower by S&P. High-yield debt also includes unrated debt securities that a Fund's subadvisers determines to be of comparable quality.

A description of Moody's and S&P's ratings follows.

Moody's Investors Service, Inc.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A - Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.

Baa - Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in

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the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

A Standard & Poor's Corporation (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:

      - Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      -     Nature of and provisions of the obligation; and

      - Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay

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interest and repay principal for bonds in this category than for bonds in the higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. As discussed in greater detail below, while such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

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RATINGS OF COMMERCIAL PAPER
Moody's Investors Service, Inc.

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Corporation

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

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                             INVESTMENT RESTRICTIONS

Certain investment restrictions are fundamental to the operations of CitiStreet Funds, Inc. and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

As a result of these restrictions, none of the Funds will:

1. Buy or sell real estate, although the Funds may buy and sell securities that are secured by real estate, securities of real estate investment trusts and of other issuers that engage in real estate operations, mortgage-backed securities, mortgage participations, or other instruments supported or secured by interests in real estate.

2. Buy or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts and related options.

3. Borrow money, except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Reverse repurchase agreements are not considered borrowing for purposes of this restriction.

4. Issue senior securities, except as permitted under the Investment Company Act of 1940 and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Collateral arrangements entered into by a Fund with respect to futures contracts or options and the writing of options are not deemed to be the issuance of a senior security.

5. Lend money, except (a) that loans of up to 10% of the value of each Fund may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock; and (b) each Fund may lend money to another Fund or other affiliated investment company as permitted under the Investment Company Act of 1940 and rules thereunder

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      or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be 'loans' for this purpose and may be entered into or purchased by a Fund in accordance with its investment objectives and policies.

6. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Fund securities and with loans that a Fund may make pursuant to item 5 above.

7. Purchase securities of a company in any industry if, as a result of the purchase, a Fund's holdings of securities issued by companies in that industry would exceed 25% of the value of the Fund, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

The following restrictions are non-fundamental investment policies, which means that the Board of Directors may change them without shareholder approval:

      No Fund will acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition, or reorganization.

      No Fund will make make a short sale of securities or maintain a short position, except that the International Stock Fund, the Small Company Stock Fund, and the Large Company Stock Fund may make short sales against-the-box. Collateral arrangements entered into by the Funds with respect to futures contracts and related options and the writing of options are not deemed to be short sales.

The Board of Directors has adopted the following non-fundamental investment policies: (1) the CitiStreet International Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock (or similar equity-related investments); (2) the CitiStreet Small Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock of small companies (or similar equity-related investments); (3) the CitiStreet Large Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its

                                             -----------------------------------
                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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assets in stock of large companies (or similar equity-related investments); and
(4) the CitiStreet Diversified Bond Fund will invest, under normal circumstances, at least 80% of the value of its assets in bonds and other fixed income instruments. The Board of Directors may change these policies without shareholder approval, but, if it does, it will provide notice to shareholders of the affected Fund(s) at least 60 days prior to any change in accordance with applicable SEC requirements.

                                             -----------------------------------
                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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                             MANAGEMENT OF THE FUNDS

THE COMPANY

CitiStreet Funds, Inc., formerly American Odyssey Funds, Inc. (the "Company") was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end diversified management investment company, commonly known as a "mutual fund." It is currently made up of four different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues two separate classes of capital stock. Thus, the Company issues the following classes of capital stock: (1) CitiStreet Large Company Stock Fund I Shares; (2) CitiStreet Small Company Stock Fund I Shares; (3) CitiStreet International Stock Fund I Shares; (4) CitiStreet Diversified Bond Fund I Shares; (5) CitiStreet Large Company Stock Fund R Shares; (6) CitiStreet Small Company Stock Fund R Shares;
(7) CitiStreet International Stock Fund R Shares; and (8) CitiStreet Diversified Bond Fund R Shares. Each share of capital stock issued with respect to a Fund has no interest in the assets of any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of the Company. Each class of shares of each Fund represents an interest in the same assets of the Fund and is identical in all respects except that: each class is subject to differing expenses based on differing service or distribution arrangements and fees; each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its service or distribution arrangements; and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund and/or by each class. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so

                                             -----------------------------------
                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

The Company is responsible for the payment of certain fees and expenses including, among others, the following: (1) management and investment advisory and subadvisory fees; (2) the fees of non-interested directors; (3) the fees of the Funds' custodian; (4) the fees of the Company's legal counsel and independent accountants; (5) brokerage commissions incurred in connection with fund transactions; (6) all taxes and charges of governmental agencies; (7) the reimbursement of organizational expenses; and (8) expenses of printing and mailing prospectuses and other expenses related to shareholder communications.

DIRECTORS AND OFFICERS

The affairs of the Company are managed under the direction of its Board of Directors. The Company utilizes a Manager/Subadviser structure for advisory services. The Directors decide upon matters of general policy and review the actions of the Company's investment manager and subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company's Board of Directors may change or add subadvisers, or amend existing subadvisory agreements in certain respects, without shareholder approval. For further information, see INVESTMENT ADVISERS, page 40.

The following tables list the Company's directors and officers; their address and age; their position with the Company; the length of time holding that position with the Company; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies.

                                             -----------------------------------
                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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INTERESTED DIRECTORS

                                              Term of                                         Number of
                                            Office and                                      Portfolios in       Other
                             Position(s)     Length of                                       Fund Complex    Directorships
                              Held with        Time         Principal Occupation(s)          Overseen by       Held by
 Name, Address, and Age         Fund          Served**        During Past 5 Years             Director         Director
 ----------------------         ----          --------        -------------------             --------         --------
Robert C. Dughi*              Chairman        8 years       Chairman of the Board              Four              None
Two Tower Center              of the                        and Chief Executive
East Brunswick, NJ  08816       Board                       Officer, CitiStreet
Age:  54                                                    Retirement Services LLC
                                                            and various affiliates.
                                                            Also, Chairman of the
                                                            Board and President of
                                                            CitiStreet Financial
                                                            Services LLC and the
                                                            Manager.

Raymond Martin*                Director     1-1/2 years     Vice President,                    Four              None
3 Pine Hill Dr.                                             CitiStreet LLC. Also,
Batterymarch Park III                                       President of CitiStreet
JMB4                                                        Advisors LLC and various
Quincy, MA  02169                                           affiliates; Principal,
Age:  38                                                    State Street Capital
                                                            Markets; and Financial
                                                            Services Executive, State
                                                            Street - Retirement
                                                            Investment Services
                                                            Division. Prior to 1997,
                                                            Partner of Ayco Company
                                                            (financial planning).

INDEPENDENT DIRECTORS

Linda Walker Bynoe             Director       8 years       President and Chief                Four           Director,
c/o CitiStreet                                              Executive Officer,                               Chart House
Two Tower Center                                            Telemat, Ltd.                                    Enterprises,
East Brunswick, NJ  08816                                   (consulting).                                        Inc.
Age:  49

Jane DiRenzo Pigott            Director       8 years       Partner, Environmental             Four              None
c/o CitiStreet                                              Law Department, Winston
Two Tower Center                                            & Strawn (law firm), May
East Brunswick, NJ  08816                                   1993 to February 2002.
Age:  45

John G. Beam, Jr.              Director       8 years       Chairman of the Board,             Four              None
c/o CitiStreet                                              Acordia of Kentucky,
Two Tower Center                                            Inc. (insurance). Prior
East Brunswick, NJ  08816                                   to 1998, Chairman of the
Age:  54                                                    Board, Harris & Harris
                                                            of Kentucky, Inc.
                                                            (insurance).

Nicholas D. Yatrakis           Director       8 years       Physician in private               Four              None
c/o CitiStreet                                              practice.
Two Tower Center
East Brunswick, NJ  08816
Age:  55

Steven I. Weinstein            Director       8 years       Vice President and                 Four              None
c/o CitiStreet                                              Deputy General Counsel,
Two Tower Center                                            Foster Wheeler Ltd.
East Brunswick, NJ  08816                                   (construction),*** May
Age:  56                                                    2000 to current; Deputy
                                                            General Counsel, Foster
                                                            Wheeler Corporation
                                                            (construction), May 1996
                                                            to May 2000.

                                             -----------------------------------
                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

                                              Term of                                       Number of
                                            Office and                                    Portfolios in         Other
                            Position(s)      Length of                                     Fund Complex     Directorships
                             Held with         Time         Principal Occupation(s)        Overseen by         Held by
Name, Address, and Age         Fund           Served**        During Past 5 Years            Director          Director
----------------------         ----           --------        -------------------            --------          --------
Paul S. Feinberg             President        8 years       Executive Vice President           Four              None
Two Tower Center                                            and General Counsel,
East Brunswick, NJ                                          CitiStreet Retirement
08816                                                       Services LLC. Also,
Age:  59                                                    Executive Vice President
                                                            and General Counsel of
                                                            CFS, the Manager and
                                                            various affiliates.

William Valentine            Executive      1-1/2 years     Executive Vice                     Four              None
Two Tower Center                Vice                        President, Chief
East Brunswick, NJ           President                      Financial Officer, and
08816                           and                         Treasurer, CitiStreet
Age:  45                     Treasurer                      Retirement Services LLC.
                                                            Also, Senior Vice
                                                            President, Chief Financial
                                                            Officer and Treasurer of
                                                            CFS, the Manager and
                                                            various affiliates. Prior
                                                            to June 2000, Americas
                                                            Operations and Technology
                                                            Head, Citibank The Private
                                                            Bank.

Lori M. Renzulli             Secretary        4 years       Assistant Counsel,                 Four              None
Two Tower Center                                            CitiStreet Retirement
East Brunswick, NJ                                          Services LLC and various
08816                                                       affiliates. Prior to
Age:  36                                                    January 1998, Legal
                                                            Assistant, The Copeland
                                                            Companies.

   * Mr. Dughi and Mr. Martin are "interested" directors as that term is defined under the Investment Company Act of 1940 because they are officers and/or directors of the Company's investment adviser and its affiliates. The other directors are referred to as "independent directors" because they are not "interested" directors as that term is defined under the Investment Company Act of 1940.

 ** There is no set term of office for the Company's directors and officers. The table lists the number of years the person has served the Company in the listed capacity.

*** Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, manages accounts that, in the aggregate owned more than 5% of the outstanding common stock of Foster Wheeler Ltd. as of December 31, 2001. Wellington Management Company, LLP is not the owner of record of such shares and disclaims any pecuniary interest (as such term is defined in Rule 16a-1(a) promulgated under the 1934 Act) in such shares.

COMMITTEES

The Board of Directors has established two standing committees in connection with the governance of the Company, the Audit Committee and the Governance Committee.

The Audit Committee consists of all of the Independent Directors. The purposes of the Audit Committee are to oversee the Company's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Company's financial statements and the independent audit thereof; and to act as a liaison between the Company's independent auditor and the full Board of Directors. The function of the Audit Committee is oversight; it is

                                             -----------------------------------
                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carryout a proper audit. The Audit Committee met twice during the fiscal year ended December 31, 2001.

The Governance Committee consists of all of the Independent Directors. The Governance Committee is responsible for making nominations for new independent directors, periodically reviewing the continued independence of the current Independent Directors, periodically reviewing Director compensation and other corporate governance issues. This Committee does not normally consider Director candidates proposed by shareholders. The Governance Committee met twice during the fiscal year ended December 31, 2001.

DIRECTOR COMPENSATION AND SHARE OWNERSHIP

The chart below lists the compensation paid to Directors during the year 2001. The CitiStreet Funds are the only funds in their fund complex, so the compensation shown in the columns of the chart are the same.

                             AGGREGATE COMPENSATION    TOTAL COMPENSATION FROM
                                  FROM COMPANY             COMPANY AND FUND
    NAME OF DIRECTOR              DURING 2001             COMPLEX DURING 2001
                                  -----------             -------------------
    Robert C. Dughi                   $0                         $0
    Raymond Martin                    $0                         $0
    Linda Walker Bynoe              $28,000                    $28,000
    Steven I. Weinstein             $28,000                    $28,000
    Jane DiRenzo Pigott             $28,000                    $28,000
    John G. Beam, Jr.               $28,000                    $28,000
    Nicholas D. Yatrakis            $28,000                    $28,000

Fund shares are available only through certain variable life insurance contracts, variable annuity contracts and qualified plans. Fund shares are not available for sale to the general public. As of December 31, 2001, none of the Directors owned any shares in any of the Funds.

Directors do not receive any form of deferred or retirement benefits. None of the compensated directors are members of a board of any mutual fund other than CitiStreet Funds, Inc.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

As of December 31, 2001, the directors and officers owned in the aggregate less than 1% of the outstanding shares of each Fund.

As of December 31, 2001, none of the Independent Directors nor any of their immediate family members owned any securities issued by the Company's investment adviser (including subadvisers) or its principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser (including subadviser) or principal underwriter of the Funds.

INVESTMENT ADVISERS

STRUCTURE
The Company utilizes a Manager/Subadviser structure for advisory services. CitiStreet Funds Management LLC (the "Manager") serves as the overall investment adviser to the Company. The subadvisers perform the actual day-to-day management of the Funds. The Manager monitors the performance of the subadvisers and will recommend changes to the Board of Directors if warranted. For those Funds with more than one subadviser, the Manager allocates the Fund's assets between or among the Fund's subadvisers.

The Company has obtained an order from the Securities and Exchange Commission that permits the Board of Directors to change subadvisers, hire additional subadvisers, or amend existing subadvisory agreements without shareholder approval. The new or amended subadvisory agreements may have different fee structures or rates than the current agreements, subject to the following maximum annual rates expressed as a percentage of average daily net assets:
International Stock Fund, 0.55%; Small Company Stock Fund, 0.80%; Large Company Stock Fund, 0.45%; Diversified Bond Fund, 0.35%. These fees are in addition to the fee paid to the Manager, which is equal to an annual rate of 0.25% of each Fund's average daily net assets. The Board of Directors will approve a Fund's new or amended subadvisory agreement only if the Board determines that doing so is in the best interests of the Fund and its shareholders. In particular, the Board will not approve a new or amended subadvisory agreement that pays a subadvisory fee within these maximums but higher than the Fund currently pays unless the Board determines that the new or amended subadvisory agreement is in the best interest of the Fund and its shareholders. Any subadvisory agreement that would pay a subadvisory fee higher than these maximum rates would require shareholder approval in addition to the Board's approval.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

In the event the Board of Directors approves the hiring of a new subadviser for a Fund without shareholder approval, the Company will, within ninety days of the effective date of the subadvisory agreement, send all of that Fund's shareholders an informational statement informing them of the changes. The statement will include information about any changes caused by the addition of the new subadviser, including any applicable changes in fees.

Pursuant to the order obtained from the Securities and Exchange Commission granting the Board of Directors authority to enter into subadvisory agreements without shareholder approval, the Company and the Manager have agreed to comply with the following conditions:

1. Before any Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority vote of persons having voting rights with respect to the Fund or, in the case of a new Fund whose prospectus contains the disclosure contemplated by condition 2 below, by the sole initial shareholder(s) before offering shares of such Fund to the public.

2. Any Fund relying on the requested relief will disclose in its prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, any such Fund will hold itself out to the public as employing the "manager/subadviser" structure described in the application. The prospectus will prominently disclose that the Manager has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

3. The Manager will provide management and administrative services to the Company and, subject to the review and approval by the Board, will: (i) set each Fund's overall investment strategies; (ii) evaluate, select, and recommend subadvisers to manage all or part of a Fund's assets; (iii) allocate and, when appropriate, reallocate each Fund's assets among subadvisers; (iv) monitor and evaluate subadviser performance; and (v) oversee subadviser compliance with the applicable Fund's investment objective, policies and restrictions.

4. A majority of the Board will be persons who are not "interested persons" (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

5. The Company will not enter into a subadvisory agreement with any subadviser that is an "affiliated person" of the Fund (as defined in section 2(a)(3) of the Investment Company Act of 1940, as amended) ("Affiliated Subadviser") other than by reason of serving as subadviser to one or more Funds without such subadvisory agreement, including the compensation to be paid thereunder, being approved by the persons having voting rights with respect to the applicable Fund.

6. When a subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the applicable Fund and persons having voting rights with respect to that Fund and that such change does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

7. No director, trustee, or officer of the Company or the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such director, trustee or officer) any interest in a subadviser except for ownership of (i) interests in the Manager or any entity that controls, is controlled by, or is under common control with the Manager, or (ii) less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with a subadviser.

8. Within 90 days of the hiring of any new subadviser, the Manager will furnish persons having voting rights with respect to the appropriate Fund with all information about the new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any changes caused by the addition of the new subadviser. To meet this condition, the Manager will provide persons having voting rights with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934.

The management agreement and all of the subadvisory agreements were last approved by the Board of Directors, including all the Independent Directors, on May 8, 2002. In approving the agreements, the Board considered primarily the nature and quality of the services provided and the overall fairness of the agreements to the Funds (including the fees). Information about the Manager and the subadvisers was provided to the Board in connection with the renewal. In addition, at each periodic Board meeting during the year, the Manager and the subadvisers

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

provide information to the Board relevant to the approval of advisory agreements, including performance updates.

With respect to the nature and quality of the services provided, the Board considered the performance of each Fund (including performance of each individual subadviser) and compared that information to returns of benchmark indices and relevant peer groups of mutual funds managed by other advisers. Performance information was provided for a variety of time periods, including short-term performance as well as long-term performance. The Board also considered the Manager's experience in supervising subadvisers, including its use of an independent consultant to assist it. The Board also considered the investment personnel and investment approach of the subadvisers, for which detailed presentations were made by the subadvisers during the course of the previous year. The Board also considered the compliance records of the Manager and the subadvisers.

With respect to overall fairness, the Board considered the fee arrangements of the Funds and compared those with expense ratio information for peer groups of mutual funds provided from an independent source. The Board concluded that the management and subadvisory agreements, including the fees, were reasonable.

CONTROL
The Manager is a wholly-owned subsidiary of CitiStreet Holdings LLC, which is a wholly-owned subsidiary of CitiStreet LLC, which is jointly owned, 50% by State Street Bank and Trust Company and 50% by Keeper Holdings LLC. State Street Bank and Trust Company is a wholly-owned subsidiary of State Street Corporation. Keeper Holdings LLC is owned 81.1% by Plaza LLC, which is a wholly-owned subsidiary of The Travelers Insurance Company, which is a wholly-owned subsidiary of The Travelers Insurance Group Inc., which is a wholly-owned subsidiary of PFS Services, Inc., which is a wholly-owned subsidiary of Associated Madison Companies, Inc., which is a wholly-owned subsidiary of Citigroup Inc. The remaining 18.9% of Keeper Holdings LLC is owned by SSB Keeper Holdings LLC, which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Bank of Ireland Asset Management (U.S.) Limited, one of the subadvisers to the International Stock Fund, is a wholly-owned subsidiary of Bank of Ireland Group PLC, a publicly-traded company.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

Salomon Brothers Asset Management Inc., one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Salomon Brothers Holding Company, Inc., which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Smith Barney Fund Management LLC ("Smith Barney") is one of the subadvisers to the Large Company Stock Fund. Salomon Smith Barney Holdings Inc. is the sole member of Smith Barney. Salomon Smith Barney Holdings Inc. is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Citigroup Asset Management Limited ("CAM") is one of the subadvisers to the International Stock Fund. CAM is a wholly-owned subsidiary of Salomon International LLC, which is a wholly-owned subsidiary of Salomon Brothers Holding Company, Inc., which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, is a limited liability partnership.

TCW Investment Management Company, one of the subadvisers to the Small Company Stock Fund, is a wholly-owned subsidiary of The TCW Group, Inc., which is a wholly-owned subsidiary of Societe Generale Asset Management S.A., a wholly-owned subsidiary of Societe Generale, S.A., an international commercial and investment bank headquartered in France.

SSgA Funds Management, Inc. ("SSgA"), one of the subadvisers to each of the Funds, is a wholly-owned subsidiary of State Street Corporation, a publicly-traded corporation.

Western Asset Management Company, one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Legg Mason, Inc.

FEES
Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. Each Fund pays its respective subadviser(s) directly, at the rates described below. Prior to May 1, 1998, the Manager paid each of the subadvisers out of the fees it received from the Funds. The Manager's fees (prior to any adjustment for the expense limitation agreement) at that time were equal to an annual rate of the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

amount the Manager paid each subadviser plus 0.25% of each Fund's average daily net assets. Thus, prior to May 1, 1998, the Manager's net fee for each Fund, after paying the subadviser(s) for that Fund, but prior to any adjustment for the expense limitation agreement, was 0.25% of that Fund's average net assets.

Each Fund pays its subadviser (or, for any Fund with more than one subadviser, each of its subadvisers) a fee that is computed daily and paid monthly at the annual rates specified below based on the value of the Fund's average daily net assets allocated to that subadviser. Thus, for a Fund with one subadviser, the subadviser's fee is based upon the average daily net assets of the entire Fund; for a Fund with more than one subadviser, the subadviser's fee is based upon the average daily net assets actually allocated to that subadviser.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION



FUND & SUBADVISER                                           SUBADVISER'S FEE
-----------------                                           ----------------
International Stock Fund
-     Bank of Ireland Asset Management (U.S.) Limited       0.45% for first $50 million in assets,
                                                            plus 0.40% for next $50 million in assets,
                                                            plus 0.30% for assets over $100 million

-     Citigroup Asset Management Limited                    0.55% for first $50 million in assets,
                                                            plus 0.50% for next $50 million in assets,
                                                            plus 0.45% for assets over $100 million

-     SSgA Funds Management, Inc.                           0.55% for first $50 million in assets,
                                                            plus 0.50% for next $50 million in assets,
                                                            plus 0.45% for assets over $100 million


Small Company Stock Fund

-     TCW Investment Management Company                     0.50% for first $50 million in assets,
                                                            plus 0.45% for next $50 million in assets,
                                                            plus 0.40% for assets over $100 million

-     Salomon Brothers Asset Management Inc.                0.50% of assets

-     SSgA Funds Management, Inc.                           0.08% for first $50 million in assets,
                                                            plus 0.06% for next $50 million in assets,
                                                            plus 0.04% for assets over $100 million
                                                            (minimum $50,000 on annualized basis)

Large Company Stock Fund
-     Wellington Management Company, LLP                    0.45% of assets

-     Smith Barney Fund Management LLC                      0.45% for first $45 million in assets,
                                                            plus 0.35% for assets over $45 million

-     SSgA Funds Management, Inc.                           0.05% for first $50 million in assets,
                                                            plus 0.04% for next $50 million in assets,
                                                            plus 0.02% for assets over $100 million
                                                            (minimum $50,000 on annualized basis)

Diversified Bond Fund
-     Western Asset Management Company                      0.25% for first $250 million in assets,
                                                            plus 0.15% for assets over $250 million

-     Salomon Brothers Asset Management Inc.                0.35% for first $50 million in assets,
                                                            plus 0.30% for next $50 million in assets,
                                                            plus 0.25% for assets over $100 million

-     SSgA Funds Management, Inc.                           0.05% of assets

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

For the years 1999, 2000 and 2001, the International Stock Fund paid the Manager fees of $810,095, $901,914 and $809,553, respectively. For the years 1999, 2000 and 2001, the Fund paid Bank of Ireland Asset Management (U.S.) Limited fees of $1,097,117, $1,207,296 and $700,057, respectively. For the year 2001, the Fund paid Salomon Brothers Asset Management (an affiliate of the Manager) fees of $306,991, and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $375,874.

For the years 1999, 2000 and 2001, the Small Company Stock Fund paid the Manager fees of $742,982, $964,298 and $790,334, respectively. For 1999, the Fund paid SG Cowen Asset Management, the predecessor to TCW Investment Management Company, and Chartwell Investment Partners fees of $619,797 and $868,151, respectively. For 2000, the Fund paid SG Cowen Asset Management, Chartwell Investment Partners and the predecessor to SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $632,159, $905,600 and $50,506, respectively. For 2001, the Fund paid TCW Investment Management Company (including its predecessor SG Cowen Asset Management), Salomon Brothers Asset Management (an affiliate of the Manager) and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $507,292, $427,360, and $78,961, respectively.

For the years 1999, 2000 and 2001, the Large Company Stock Fund paid the Manager fees of $1,202,605, $1,112,539 and $1,078,886, respectively. For the years 1999 and 2000, the Fund paid Equinox Capital Management, LLC fees of $1,493,126 and $724,799, respectively. For the year 2000, the Large Company Stock Fund paid Wellington Management Company, LLP, Putnam Investment Management, Inc. and the predecessor to SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $208,687, $348,159 and $32,282, respectively. For the year 2001, the Large Company Stock Fund paid Wellington Management Company, LLP, Putnam Investment Management, Inc. and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $753,805, $581,569, and $54,343, respectively.

For the years 1999, 2000 and 2001, the Diversified Bond Fund (and its predecessor, the Long-Term Bond Fund), paid the Manager fees of $621,922, $665,524 and $1,137,465, respectively. For the years 1999 and 2000, the Fund paid Western Asset Management Company fees of $622,283 and $649,314, respectively. For the year 2001, the Fund paid Western Asset Management Company, Salomon Brothers Asset Management Inc. (an affiliate of the Manager), and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $535,104, $308,024 and $67,744, respectively.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

For more information regarding investment advisers, see MANAGEMENT OF THE FUNDS in the prospectus.

OTHER SERVICE PROVIDERS
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian of the assets and is also the accounting services agent for the Funds of the Company. In that capacity various personnel at Investors Bank & Trust Company provide custodial and accounting services to, and keeps the accounts and records of, the Company. The Company pays a monthly fee based upon the total assets of the Funds at the end of the month at an annual rate of between 0.04% and 0.08% plus reimbursement of out-of-pocket expenses for obtaining information from pricing services and securities transaction charges. For both U.S. and non-U.S. assets, the annual rate is 0.08% for assets up to $250 million, 0.06% for assets over $250 million and up to $500 million, and 0.04% for assets over $500 million. For non-U.S. assets, the Company paid additional custodial expenses at annual rates of 0.04% and 0.13%, based upon the country. For the years 1999, 2000 and 2001, the Company paid $1,150,450, $811,643 and $1,145,402, respectively, to Investors Bank & Trust Company as custodian and accounting services agent. Investors Bank & Trust Company also assists the Manager in providing certain administrative services for the Company. For this assistance, the Manager (not the Company) paid Investors Bank & Trust Company a fee of $303,956 in 1999, $326,546 in 2000 and $318,522 in 2001.

CitiStreet Funds Management LLC (the "Manager"), Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as transfer agent and dividend disbursing agent for the Company. The Company reimburses the Manager for reasonable out-of-pocket expenses incurred in connection with providing the service and pays a fee equal to 0.10% of net assets attributable to R Shares. The Manager provides accounting services to and keeps the accounts and records of the Company, other than those maintained by the custodian. It or an affiliated company pays the salaries and expenses of all of its and the Company's personnel except for fees and expenses of the non-interested directors. It or an affiliated company provides necessary office space, staff assistance to the Board, and all expenses incurred in connection with managing the ordinary course of the Company's business, other than the fees and expenses that are paid directly by the Company.

KPMG LLP, 99 High Street, Boston, MA 02110-2371, serves as the Company's independent accountants, providing audit services.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

CitiStreet Equities LLC, Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as principal underwriter of the shares of the Company.

CRA RogersCasey, Inc., 1 Parklands Drive, Darien, CT 06820, assists the Manager in monitoring the performance of the subadvisers and comparing that performance to that of other investment managers. For this assistance, the Manager (not the Company) paid CRA RogersCasey, Inc. a fee of approximately $147,000 in 1999, $150,000 in 2000 and $180,000 in 2001.

CODES OF ETHICS
The Company, the Manager, and the subadvisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940. These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.

                             PORTFOLIO TRANSACTIONS

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

Each Fund's subadviser is responsible for the selection of brokers and dealers to effect that Fund's transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers who will receive a commission paid by the Fund. Fixed income securities, as well as securities traded in the over-the-counter market, on the other hand, will not normally involve any brokerage commissions. The securities are generally traded on a "net" basis with the dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed priced that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In purchasing and selling a Fund's portfolio securities, it is the subadvisers' policy to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the subadviser will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the subadviser or the Fund.

Notwithstanding the above, under certain conditions, the Funds are authorized to pay higher brokerage commissions in return for brokerage and research services, although they have no current arrangement to do so. The subadvisers may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission or price for executing a transaction that is in excess of the commission or price another broker would have received for executing the transaction if it is determined that such commission or price is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties, but are provided to the subadviser or through broker-dealers.

The subadvisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

In allocating brokerage for the Funds, the subadvisers may annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

The subadvisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the subadvisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the subadvisers, in serving the Funds, as well as to their other clients.

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

On occasion, an investment opportunity may be appropriate for more than one entity for which a subadviser serves as investment manager or adviser. On those occasions, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entities investment objectives and its current cash and investment positions.

The subadvisers may enter into certain commission recapture arrangements with broker-dealers. Under these arrangements, the broker-dealer agrees to return a portion of the brokerage commission for the benefit of the fund, either in the form of a cash refund or by payment of a fund expense such as custodial expenses. Subadvisers will execute trades under such arrangements only when it is consistent with the policy to seek best execution.

The following charts provide the aggregate amount of brokerage commissions paid by each Fund during the last three years.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                            INTERNATIONAL STOCK FUND

                                                              % of Dollars of
                                                            Transactions through
                                    % Paid to Brokers        Brokers Providing
Year        Total Commissions       Providing Research           Research
----        -----------------       ------------------           --------
1999             $198,396                   0%                      0%
2000             $207,815                   0%                      0%
2001             $590,249                   0%                      0%

In 2001, the Fund paid commissions of $18,097 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 3.07% of its aggregate brokerage commissions to that broker, and 4.72% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker. In 2001, the Fund paid commissions of $12,366 to Salomon Smith Barney Inc., an affiliate of the Manager. For 2001, the Fund paid 2.09% of its aggregate brokerage commissions to that broker, and 0.58% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                            SMALL COMPANY STOCK FUND

                                                             % of Dollars of
                                                          Transactions through
                               % Paid to Brokers            Brokers Providing
Year     Total Commissions     Providing Research               Research
----     -----------------     ------------------               --------
1999            $866,738              54%                          38%
2000          $1,341,688              34%                          48%
2001            $899,035               8%                           7%

In 1999, the Fund paid commissions of $558 to SG Cowen Securities, an affiliate of one of the Fund's subadvisers. In 2000, the Fund paid commissions of $259,923 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $187,406 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 20.85% of its aggregate brokerage commissions to that broker, and 34.79% of the Fund's aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                            LARGE COMPANY STOCK FUND

                                                              % of Dollars of
                                                           Transactions through
                                % Paid to Brokers           Brokers Providing
Year      Total Commissions     Providing Research               Research
----      -----------------     ------------------               --------
1999           $666,750                55%                          55%
2000           $713,293                29%                          27%
2001           $636,440                31%                          30%

In 1999, the Fund paid commissions of $4,675 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2000, the Fund paid commissions of $2,820 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2000, the Fund paid commissions of $1,470 to Robinson Humphrey, an affiliate of the Manager. In 2000, the Fund paid commissions of $76,445 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $21,838 to Salomon Smith Barney Inc., an affiliate of the Manager. For 2001, the Fund paid 3.43% of its aggregate brokerage commissions to that broker, and 2.80% of the Fund's aggregate dollar amount of transactions involving payment of commissions were effected through that broker. In 2001, the Fund paid commissions of $222 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 0.03% of its aggregate brokerage commissions to that broker, and 0.04% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                              DIVERSIFIED BOND FUND
                   (AND ITS PREDECESSOR, LONG-TERM BOND FUND)

                                                             % of Dollars of
                                                          Transactions through
                               % Paid to Brokers           Brokers Providing
Year      Total Commissions    Providing Research              Research
----      -----------------    ------------------              --------
1999           $56,468                 0%                          0%
2000           $62,335                 0%                          0%
2001           $60,253                 0%                          0%

In 2001, the Fund paid commissions of $1,769 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 2.94% of its aggregate brokerage commissions to that broker, and 0.10% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

The annual portfolio turnover rates for the International Stock Fund, and the Large Company Stock Fund are expected to be less than 100%. The annual portfolio turnover rates for the Small Company Stock Fund and the Diversified Bond Fund are expected to be more than 100%. For a listing of last year's portfolio turnover rates for all of the Funds, see FINANCIAL HIGHLIGHTS in the prospectus.

                            NET ASSET VALUE OF SHARES

The Company sells and redeems shares of each Fund at its net asset value next determined after receipt of the purchase or redemption order. There is no sales charge or sales load on the purchase or redemption of shares.

The net asset value of the shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. New York City time. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily.

Equity securities for which the primary market is on an exchange are generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

Debt obligations (other than those with remaining maturities of less than 60 days) are valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities. Debt obligations with remaining maturities of less than 60 days will be valued at amortized cost, which approximates market value. This means that each obligation will be valued initially at its purchase price (or its market value as of the 60th day prior to maturity) and thereafter by amortizing any discount or premium uniformly to maturity, unless this method does not represent fair market value. In such cases, the security will be valued at its fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

Options traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchanges (which is currently 4:10 p.m. New York City time). Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges (which is currently 4:15 p.m. New York City time). Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined under the direction of the Board of Directors of the Company.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities, and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are generally determined as of such times for purposes of computing a Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If, however, an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                            PERFORMANCE INFORMATION

The Funds may quote their performance in various ways. All performance information supplied by the Funds is historical and is not intended to indicate future performance. A Fund's share prices, yields, and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for a Fund includes the effect of deducting that Fund's expenses, but does not include charges and expenses attributable to any particular insurance product. For that reason, if you have purchased a variable contract that offers the CitiStreet Funds as an investment option, you should not compare the Fund's performance information with Funds that offer their shares directly to the public because the performance figures provided by the CitiStreet Funds do not reflect charges of the insurance company issuing the variable contract. You should therefore consult your contract prospectus to learn more about those charges.

Yields quoted in advertising are computed by dividing that Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends for equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the semi-annual compounding assumed in yield calculations, the yields quoted for the Funds may differ from the income the Funds paid over the same period or the rate of income reported in the Funds' financial statements.

Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a total return of 100% over ten years would require an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yield and other performance information may be quoted numerically or in a table, graph or similar illustration.

The Funds' average annual total returns were as follows for the respective periods ending December 31, 2001:

                                                                               Life of Fund
                                            1 Year           5 Year           (since 5/17/93)
                                            ------           ------           ---------------
International Stock Fund                    -21.44%            2.90%               7.63%
Small Company Stock Fund                      1.57%            8.27%              10.13%
Large Company Stock Fund                    -15.74%            1.61%               7.67%
Diversified Bond Fund                         6.86%            7.43%               7.40%
   (formerly Long-Term Bond Fund)


                                      TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). Under the relevant provisions, the Funds are not subject to

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

federal income tax on the part of their net ordinary income and net realized capital gains that they distribute. They intend to distribute as dividends substantially all their net investment income, if any. They also declare and distribute annually all their net realized capital gains. Such dividends and distributions are automatically reinvested in additional shares of the Funds. If the Fund does not qualify under Subchapter M, it will be subject to federal income tax.

Section 817(h) of the Internal Revenue Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after contract owner funds are first allocated to the particular Fund, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each Fund must meet one of two alternative tests. Under the first test, no more than 55% of the Fund's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the Fund must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the Fund's assets can be invested in cash, cash items, government securities, and securities of other regulated investments.

For purposes of determining whether a variable account is adequately diversified, each United States government agency or instrumentality is treated as a separate issuer for purposes of determining whether a Fund is adequately diversified. The Company's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States government agency or instrumentality.

The International Stock Fund may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the Fund's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government which addresses this issue. If no such treaty exists, the foreign tax withholding would be 30%. While contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                               OWNERSHIP OF SHARES

As of December 31, 2001, various Travelers separate accounts were the holders of record of more than 95% of the outstanding shares of each Fund. The address for Travelers and its separate accounts is One Tower Square, Hartford, CT 06183.


                              FINANCIAL STATEMENTS

The Company's financial statements and financial highlights for the fiscal year ended December 31, 2001, and report of the independent accountants in the Company's Annual Report and are incorporated herein by reference.

                             CITISTREET FUNDS, INC.

                                    R SHARES

                       CITISTREET LARGE COMPANY STOCK FUND
                       CITISTREET SMALL COMPANY STOCK FUND
                       CITISTREET INTERNATIONAL STOCK FUND
                        CITISTREET DIVERSIFIED BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                SEPTEMBER 9, 2002
                          SUPPLEMENTED OCTOBER 7, 2002

CitiStreet Funds, Inc. is a diversified open-end management investment company that is currently made up of four different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund. The Funds have two classes of shares. This statement of additional information describes the R Shares class of the Funds (the "Shares"). The Shares are only available through certain qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code).

This statement of additional information is not a prospectus. You should read it in conjunction with the CitiStreet Funds, Inc. R Shares prospectus dated September 9, 2002. You may obtain the prospectus without charge by writing to CitiStreet Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, or by calling 1-800-242-7884. This statement of additional information incorporates portions of the accompanying Annual Report.

                             CitiStreet Funds, Inc.
                         Two Tower Center, P.O. Box 1063
                      East Brunswick, New Jersey 08816-1063
                            Telephone: (800) 242-7884

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                        ----
INVESTMENT OBJECTIVES AND PROGRAMS.......................................................................4
          Equity Securities..............................................................................4
                  Preferred Stocks, Convertible Securities, and Warrants.................................4
                  Depository Receipts....................................................................4
          Debt Securities................................................................................4
                  Mortgage-Related Securities............................................................4
                  Asset-Backed Securities................................................................5
                  Additional Types of High-Yield Debt Securities.........................................6
         Options.........................................................................................7
                  Options on Equity Securities...........................................................7
                  Options on Stock Indices..............................................................10
                  Options on Debt Securities............................................................13
                  Options on Foreign Currencies.........................................................15
         Futures Contracts..............................................................................16
                  Stock Index Futures Contracts.........................................................17
                  Interest Rate Futures Contracts.......................................................18
                  Foreign Currency Futures Contracts....................................................19
                  Options on Futures Contracts..........................................................19
         Forward Foreign Currency Exchange Contracts....................................................20
         Short Sales Against the Box....................................................................23
         When-Issued and Delayed Delivery Securities....................................................23
         Lending of Portfolio Securities................................................................23
         Temporary Defensive Positions..................................................................24
         Money Market Instruments.......................................................................24
         Ratings of Debt Securities.....................................................................25
         Ratings of Commercial Paper....................................................................29
INVESTMENT RESTRICTIONS.................................................................................30

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                                                        PAGE
                                                                                                        ----
MANAGEMENT OF THE FUNDS.................................................................................33
         The Company....................................................................................33
         Directors and Officers.........................................................................34
         Committees.....................................................................................36
         Director Compensation and Share Ownership......................................................37
         Investment Advisers............................................................................38
                  Structure.............................................................................38
                  Control...............................................................................41
                  Fees..................................................................................42
         Other Service Providers........................................................................46
         Codes of Ethics................................................................................47
PORTFOLIO TRANSACTIONS..................................................................................47
NET ASSET VALUE OF SHARES...............................................................................52
PERFORMANCE INFORMATION.................................................................................54
TAXES...................................................................................................55
OWNERSHIP OF SHARES.....................................................................................57
FINANCIAL STATEMENTS....................................................................................57

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


                       INVESTMENT OBJECTIVES AND PROGRAMS

The investment objectives of the various Funds, their strategies for achieving those objectives, and the associated risks are described in the prospectus. This section supplements that description.

EQUITY SECURITIES

PREFERRED STOCKS, CONVERTIBLE SECURITIES, AND WARRANTS

Each Fund may invest in preferred stocks and convertible securities. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. In addition, each Fund may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years).

DEPOSITORY RECEIPTS

Each Fund may invest in foreign equity securities. In some cases, the Funds might not purchase securities on the principal market. For example, the Funds may purchase American Depository Receipts ("ADRs"). ADRs are registered receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment described in the prospectus, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, and may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Funds may likewise utilize European Depository Receipts ("EDRs"), which are similar instruments, in bearer form, designed for use in the European securities markets.

DEBT SECURITIES

MORTGAGE-RELATED SECURITIES

The Diversified Bond Fund may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

represent an interest in a pool of mortgages, such as 30-year and 15-year fixed mortgages and adjustable rate mortgages. For GNMA securities, the payment of principal and interest on the underlying mortgages is guaranteed by the full faith and credit of the U.S. government; for FNMA and FHLMC securities the payment of principal and interest is guaranteed by the issuing agency, but not the U.S. government. The guarantees, however, do not extend to the securities' value or yield, which like other fixed-income securities, are likely to fluctuate inversely with fluctuations in interest rates. Mortgage-backed securities have an investment characteristic that is not applicable to most other fixed-income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can then be reinvested, but only at lower rates. Thus, although the value of mortgage-backed securities will generally decrease in the same way as other bonds when interest rates are rising, their value may not increase as much when interest rates are falling.

The Fund may invest in mortgage-backed securities issued by private entities, such as commercial or mortgage banks, savings and loan associations, or broker-dealers, that meet the quality standards set forth above for corporate debt. The issuer's obligation may vary but often it is to "pass-through" the payments of principal and interest upon the mortgages in the pool. In some cases timely payment of principal and interest is guaranteed or insured by a third party, but in all cases, like any other fixed-income security, a default by the issuer could lead to a loss.

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-backed securities that have been partitioned into several classes with a ranked priority with respect to payments on the underlying mortgages. The prepayment risks of certain CMOs are higher than that of other mortgage-backed securities because of this partitioning. In addition, certain CMOs have encountered liquidity problems in rising interest rate environments with consequent adverse effects on their market values.

ASSET-BACKED SECURITIES

The Diversified Bond Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed securities, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities

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                                             STATEMENT OF ADDITIONAL INFORMATION

depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

ADDITIONAL TYPES OF HIGH-YIELD DEBT SECURITIES

In furtherance of its investment objectives, the Diversified Bond Fund may invest in the following specialized types of high-yield instruments. The Fund may invest up to 15% of its assets in high-yield debt securities, which may include those described below.

Zero Coupon Bonds. Zero coupon bonds do not pay interest for several years, and then pay full coupon interest until maturity. These bonds are sold at a substantial original issue discount equal to the missing interest payment compounded at the coupon rate. Zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, while giving the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds bear special risks beyond those ordinarily associated with high-yield securities. Because the bonds' cash flows are deferred and because the bonds often represent very subordinated debt, their prices are subject to more volatility than most other bonds and may be more greatly affected by interest rate changes.

Step-up Bonds. Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay a low initial interest rate for several years and then pay a higher rate until maturity. They are also issued at an original issue discount, and bear similar risks to those associated with zero coupon bonds, although generally to a lesser degree.

Pay-in-kind Bonds. Pay-in-kind ("PIK") bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Interest rate changes tend to affect the market prices of PIK bonds to a greater extent than securities that pay interest in cash.

Reset Bonds. The interest rate on reset bonds is adjusted periodically to a level which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be

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                                             STATEMENT OF ADDITIONAL INFORMATION

raised, but the bonds have a low call premium, limiting the opportunity for capital gains by the Fund. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

Increasing Rate Notes. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument, because the increasing rate provides an incentive for the issuer to refinance with longer-term debt. Thus, principal is likely to be repaid more quickly than with other types of high-yield securities, and it may not be possible for a Fund to reinvest the proceeds at the same rates.

OPTIONS

Each Fund may write (i.e., sell) options under certain limitations described below. In general, (1) any Fund may purchase and write (i.e., sell) put and call options on stocks or stock indices that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); (2) any Fund other than the Small Company Stock and the Large Company Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York; and (3) any Fund may purchase and write (i.e., sell) put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. The Funds will only write covered options, as explained below. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options are primarily used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Writing covered put options also involves the risk of not being able to effect closing transactions at favorable prices or losing part or all of the securities used for cover if the price of the underlying security falls below the exercise price. Purchasing put or call options involves the risk of losing the entire premium (i.e., purchase price of the option).

OPTIONS ON EQUITY SECURITIES

The Funds may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities

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                                             STATEMENT OF ADDITIONAL INFORMATION

Dealers Automated Quotation System ("NASDAQ"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: (1) the Fund owns the security underlying the option; or
(2) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration for which cash or liquid securities is held in a segregated account) upon conversion or exchange of other securities held in its portfolio; or (3) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities.

A Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price; or (2) the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price.

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                                             STATEMENT OF ADDITIONAL INFORMATION

However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

A Fund may purchase call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. A Fund may effect closing sale and purchase transactions. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.

A Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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                                             STATEMENT OF ADDITIONAL INFORMATION

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

OPTIONS ON STOCK INDICES

The Funds may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

A Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund follows

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                                             STATEMENT OF ADDITIONAL INFORMATION

the segregation requirements set forth in this paragraph. When a Fund writes a call option on a broadly based stock market index, the Fund will segregate or pledge to a broker as collateral for the option, cash or other liquid securities with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If at the close of business on any day the market value of such cash or liquid securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or liquid securities equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, it will segregate or pledge to the broker as collateral cash or liquid securities equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the segregated cash or liquid securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (1) the Fund holds in a segregated account cash or liquid securities of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.

A Fund may purchase put and call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted

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if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. No Fund will purchase or sell any index option contract unless and until, in the subadviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Price movements in a Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be

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sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON DEBT SECURITIES

The International Stock and the Diversified Bond Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the subadviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

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A Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid securities equivalent to the amount, if any, by which the put is in-the-money. Each Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

A Fund may purchase "protective puts" in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 8.

A Fund may also purchase call options on debt securities for hedging or investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Funds will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

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                                             STATEMENT OF ADDITIONAL INFORMATION


As explained in INVESTMENT RESTRICTIONS on page 31, no Fund may invest more than 10% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Funds' purchase and sale of exchange-traded options on debt securities will be subject to the risks described in OPTIONS ON EQUITY SECURITIES on page 8.

OPTIONS ON FOREIGN CURRENCIES

The Funds may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade to hedge against unfavorable changes in exchange rates and to facilitate transactions involving foreign securities. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which a Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, a Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

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                                             STATEMENT OF ADDITIONAL INFORMATION


If, on the other hand, a subadviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A Fund's successful use of currency exchange options on foreign currencies depends upon the subadviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. A Fund's ability to establish and maintain positions will depend on market liquidity. The ability of a Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.


FUTURES CONTRACTS

Each Fund may enter into futures contracts and options thereon under certain limitations described below. In general, (1) any Fund may buy and sell stock index futures contracts traded on a commodities exchange or board of trade and options thereon; (2) the International Stock and Diversified Bond Funds may buy and sell futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices and options thereon; and (3) any Fund may buy and sell futures contracts on foreign currencies or groups of foreign currencies and options thereon. The Funds use these instruments as a hedge against or to minimize adverse principal fluctuations or as an efficient means of adjusting their exposure to the market. Each Fund limits its use of futures contracts and

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                                             STATEMENT OF ADDITIONAL INFORMATION


options thereon so that no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options. Furthermore, immediately after entering into such contracts or purchasing such options, no more than 30% of a Fund's total assets may be represented by such contracts and options (other than futures contracts and options thereon relating to money market instruments, such as Eurodollar futures and related options). These contracts and options entail certain risks, including (but not limited to) the following: (1) no assurance that futures contracts transactions can be offset at favorable prices; (2) possible reduction of the Fund's total return due to the use of hedging; (3) possible reduction in value of both the securities hedged and the hedging instrument; (4) possible lack of liquidity due to daily limits on price fluctuation or other factors; (5) an imperfect correlation between price movements in the contract and in the securities being hedged; and (6) potential losses in excess of the amount invested in the futures contracts themselves.


STOCK INDEX FUTURES CONTRACTS

To the extent permitted by applicable regulations, the Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, a Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

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                                             STATEMENT OF ADDITIONAL INFORMATION


A Fund's successful use of stock index futures contracts depends upon the subadviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of a Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion.


INTEREST RATE FUTURES CONTRACTS

To the extent permitted by applicable regulations, the International Stock and Diversified Bond Funds may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The Funds will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

A Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. A Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. To the extent permitted by applicable federal regulations, a Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its fixed-income portfolio.

A Fund's successful use of interest rate futures contracts depends upon the subadviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to a Fund will

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                                             STATEMENT OF ADDITIONAL INFORMATION


not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, a Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described in STOCK INDEX FUTURES CONTRACTS on page 17.


FOREIGN CURRENCY FUTURES CONTRACTS

To the extent permitted by applicable regulations, a Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies. A Fund will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade. See STOCK INDEX FUTURES CONTRACTS on page 17 for a general description of futures contracts. A Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. To the extent permitted by federal regulations, a Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in portfolio management.

The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. A Fund's successful use of foreign currency futures contracts depends upon the subadviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed more fully under OPTIONS ON FOREIGN CURRENCIES on page 15 and STOCK INDEX FUTURES CONTRACTS on page 17.


OPTIONS ON FUTURES CONTRACTS

The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If a Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To facilitate the purchase and sale of foreign securities and to manage foreign exchange risk, each of the Funds may enter into forward contracts to purchase or sell foreign currencies. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain that might result should the currency increase. Similarly, although such instruments are used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will be accurately predicted, thus adversely affecting the Fund's total return.

The Funds may enter into forward foreign currency exchange contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. The Funds will use forward foreign currency exchange contracts strictly for hedging purposes and to facilitate the purchase and sale of foreign securities.

Additionally, when a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Fund will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important that the subadvisers have the flexibility to enter into such forward contracts when it is determined that the best interests of the Funds will thereby be served. A Fund will place cash or liquid, high-grade equity or debt securities into a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The Funds generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


SHORT SALES AGAINST THE BOX

The Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash or U.S. government securities in an amount equal to such consideration must be put in a segregated account.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., when delivery and payment take place later than the normal settlement period after the date of the transaction). A Fund will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund will maintain in a segregated account cash, U.S. government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition it could, as with the disposition of any other Fund security, incur a gain or loss due to market fluctuations. No when-issued commitments will be made if, as a result, more than 15% of the Fund's net assets would be so committed.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 33% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


good standing and will not be made unless the consideration to be earned from such loans would justify the risk.


TEMPORARY DEFENSIVE POSITIONS

As discussed in the prospectus, each Fund may, at times, adopt a temporary defensive position. In such instances, the Fund may invest a greater proportion of its assets than normal in money market instruments, which are described below, and in investment-grade short-term debt instruments.


MONEY MARKET INSTRUMENTS

Bank Obligations. Bank obligations include certificates of deposit, bankers' acceptances, and time deposits of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, foreign offices of foreign banks, savings and loan associations, or savings banks. Certificates of deposit are certificates evidencing the indebtedness of a bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits in a bank for a fixed period of time. Certificates of deposit include both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are dollars deposited in banks outside the United States.

Commercial Paper. Commercial paper is a high-quality short-term promissory note of a large corporation issued to finance its current obligations. The Funds may invest in commercial paper which at the time of the investment is (1) rated in the two highest categories by Moody's (Prime-1 and Prime-2) or by S&P (A-1 and A-2), or (2) unrated but determined by the subadviser to be of comparable quality.

Repurchase Agreements. When a Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money is invested in the security, and is

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


not related to the coupon rate of the purchase security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks, which agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price and date, which reflect a rate of interest paid for the use of the money for the period. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Funds intend only to use the reverse repurchase technique when it appears to be to their advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Fund's securities. The Fund will maintain in a separate account securities of the Fund that have a value equal to or greater than the Fund's commitments under reverse repurchase agreements. The value of the securities subject to reverse purchase agreements will not exceed 10% of the value of the Fund's total assets.


RATINGS OF DEBT SECURITIES

Investment-grade bonds are debt securities that have been rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), e.g., corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or at least BBB by Standard & Poor's Corporation ("S&P") at the time of purchase. Investment-grade bonds also include unrated debt securities

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


that a Fund's subadviser determines to be of comparable quality. High-yield debt (also know as "junk bonds") are, in contrast, generally rated below investment grade by NRSROs -- for example, ratings of Ba or lower by Moody's or of BB or lower by S&P. High-yield debt also includes unrated debt securities that a Fund's subadvisers determines to be of comparable quality.

A description of Moody's and S&P's ratings follows.

Moody's Investors Service, Inc.

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."

AA - Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds.

A - Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.

BAA - Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

A Standard & Poor's Corporation (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:

- Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

-     Nature of and provisions of the obligation; and

- Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


interest and repay principal for bonds in this category than for bonds in the higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. As discussed in greater detail below, while such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
RATINGS OF COMMERCIAL PAPER

Moody's Investors Service, Inc.

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Corporation

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


                             INVESTMENT RESTRICTIONS

Certain investment restrictions are fundamental to the operations of CitiStreet Funds, Inc. and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

As a result of these restrictions, none of the Funds will:

1. Buy or sell real estate, although the Funds may buy and sell securities that are secured by real estate, securities of real estate investment trusts and of other issuers that engage in real estate operations, mortgage-backed securities, mortgage participations, or other instruments supported or secured by interests in real estate.

2. Buy or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts and related options.

3. Borrow money, except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Reverse repurchase agreements are not considered borrowing for purposes of this restriction.

4. Issue senior securities, except as permitted under the Investment Company Act of 1940 and rules thereunder or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Collateral arrangements entered into by a Fund with respect to futures contracts or options and the writing of options are not deemed to be the issuance of a senior security.

5. Lend money, except (a) that loans of up to 10% of the value of each Fund may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock; and (b) each Fund may lend money to another Fund or other affiliated investment company as permitted under the Investment Company Act of 1940 and rules thereunder

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


      or by SEC order, SEC release, no-action letter, or similar relief or interpretations. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be 'loans' for this purpose and may be entered into or purchased by a Fund in accordance with its investment objectives and policies.

6. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Fund securities and with loans that a Fund may make pursuant to item 5 above.

7. Purchase securities of a company in any industry if, as a result of the purchase, a Fund's holdings of securities issued by companies in that industry would exceed 25% of the value of the Fund, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

The following restrictions are non-fundamental investment policies, which means that the Board of Directors may change them without shareholder approval:

      No Fund will acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition, or reorganization.

      No Fund will make make a short sale of securities or maintain a short position, except that the International Stock Fund, the Small Company Stock Fund, and the Large Company Stock Fund may make short sales against-the-box. Collateral arrangements entered into by the Funds with respect to futures contracts and related options and the writing of options are not deemed to be short sales.

The Board of Directors has adopted the following non-fundamental investment policies: (1) the CitiStreet International Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock (or similar equity-related investments); (2) the CitiStreet Small Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


assets in stock of small companies (or similar equity-related investments); (3) the CitiStreet Large Company Stock Fund will invest, under normal circumstances, at least 80% of the value of its assets in stock of large companies (or similar equity-related investments); and (4) the CitiStreet Diversified Bond Fund will invest, under normal circumstances, at least 80% of the value of its assets in bonds and other fixed income instruments. The Board of Directors may change these policies without shareholder approval, but, if it does, it will provide notice to shareholders of the affected Fund(s) at least 60 days prior to any change in accordance with applicable SEC requirements.

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                                             STATEMENT OF ADDITIONAL INFORMATION


                             MANAGEMENT OF THE FUNDS


THE COMPANY

CitiStreet Funds, Inc., formerly American Odyssey Funds, Inc. (the "Company") was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end diversified management investment company, commonly known as a "mutual fund." It is currently made up of four different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues two separate classes of capital stock. Thus, the Company issues the following classes of capital stock: (1) CitiStreet Large Company Stock Fund I Shares; (2) CitiStreet Small Company Stock Fund I Shares; (3) CitiStreet International Stock Fund I Shares; (4) CitiStreet Diversified Bond Fund I Shares; (5) CitiStreet Large Company Stock Fund R Shares; (6) CitiStreet Small Company Stock Fund R Shares;
(7) CitiStreet International Stock Fund R Shares; and (8) CitiStreet Diversified Bond Fund R Shares. Each share of capital stock issued with respect to a Fund has no interest in the assets of any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of the Company. Each class of shares of each Fund represents an interest in the same assets of the Fund and is identical in all respects except that: each class is subject to differing expenses based on differing service or distribution arrangements and fees; each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its service or distribution arrangements; and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund and/or by each class. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

The Company is responsible for the payment of certain fees and expenses including, among others, the following: (1) management and investment advisory and subadvisory fees; (2) the fees of non-interested directors; (3) the fees of the Funds' custodian; (4) the fees of the Company's legal counsel and independent accountants; (5) brokerage commissions incurred in connection with fund transactions; (6) all taxes and charges of governmental agencies; (7) the reimbursement of organizational expenses; and (8) expenses of printing and mailing prospectuses and other expenses related to shareholder communications.


DIRECTORS AND OFFICERS

The affairs of the Company are managed under the direction of its Board of Directors. The Company utilizes a Manager/Subadviser structure for advisory services. The Directors decide upon matters of general policy and review the actions of the Company's investment manager and subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company's Board of Directors may change or add subadvisers, or amend existing subadvisory agreements in certain respects, without shareholder approval. For further information, see INVESTMENT ADVISERS, page 40.

The following tables list the Company's directors and officers; their address and age; their position with the Company; the length of time holding that position with the Company; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies.

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                                             STATEMENT OF ADDITIONAL INFORMATION


INTERESTED DIRECTORS

                                                Term of                                             Number of         Other
                                              Office and                                          Portfolios in   Directorships
                               Position(s)     Length of                                           Fund Complex       Held
                                Held with        Time          Principal Occupation(s)               Overseen          by
    Name, Address, and Age        Fund         Served**          During Past 5 Years                by Director      Director
    ----------------------        ----         --------          -------------------                -----------      --------
Robert C. Dughi*               Chairman of      8 years     Chairman of the Board and Chief             Four            None
Two Tower Center                the Board                   Executive Officer, CitiStreet
East Brunswick, NJ  08816                                   Retirement Services LLC and
Age:  54                                                    various affiliates.  Also,
                                                            Chairman of the Board and
                                                            President of CitiStreet Financial
                                                            Services LLC and the Manager.

Raymond Martin*                  Director     1-1/2 years   Vice President, CitiStreet LLC.             Four            None
3 Pine Hill Dr.                                             Also, President of CitiStreet
Batterymarch Park III                                       Advisors LLC and various
JMB4                                                        affiliates; Principal, State
Quincy, MA  02169                                           Street Capital Markets; and
Age:  38                                                    Financial Services Executive,
                                                            State Street - Retirement
                                                            Investment Services Division.
                                                            Prior to 1997, Partner of Ayco
                                                            Company (financial planning).

INDEPENDENT DIRECTORS

Linda Walker Bynoe               Director       8 years     President and Chief Executive               Four          Director,
c/o CitiStreet                                              Officer, Telemat, Ltd.                                  Chart House
Two Tower Center                                            (consulting).                                         Enterprises, Inc.
East Brunswick, NJ  08816
Age:  49

Jane DiRenzo Pigott              Director       8 years     Partner, Environmental Law                  Four            None
c/o CitiStreet                                              Department, Winston & Strawn (law
Two Tower Center                                            firm), May 1993 to February 2002.
East Brunswick, NJ  08816
Age:  45

John G. Beam, Jr.                Director       8 years     Chairman of the Board, Acordia of           Four            None
c/o CitiStreet                                              Kentucky, Inc. (insurance). Prior
Two Tower Center                                            to 1998, Chairman of the Board,
East Brunswick, NJ  08816                                   Harris & Harris of Kentucky, Inc.
Age:  54                                                    (insurance).

Nicholas D. Yatrakis             Director       8 years     Physician in private practice.              Four            None
c/o CitiStreet
Two Tower Center
East Brunswick, NJ  08816
Age:  55

Steven I. Weinstein              Director       8 years     Vice President and Deputy General           Four            None
c/o CitiStreet                                              Counsel, Foster Wheeler Ltd.
Two Tower Center                                            (construction),*** May 2000 to
East Brunswick, NJ  08816                                   current; Deputy General Counsel,
Age:  56                                                    Foster Wheeler Corporation
                                                            (construction), May 1996 to May
                                                            2000.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

                                                   Term of                                         Number of
                                                 Office and                                      Portfolios in           Other
                                 Position(s)      Length of                                       Fund Complex       Directorships
                                  Held with         Time          Principal Occupation(s)          Overseen             Held by
Name, Address, and Age              Fund          Served**         During Past 5 Years            by Director           Director
----------------------              ----          --------         -------------------            -----------           --------
Paul S. Feinberg                  President       8 years     Executive Vice President and            Four                None
Two Tower Center                                              General Counsel, CitiStreet
East Brunswick, NJ  08816                                     Retirement Services LLC.  Also,
Age:  59                                                      Executive Vice President and
                                                              General Counsel of CFS, the
                                                              Manager and various affiliates.

William Valentine              Executive Vice   1-1/2 years   Executive Vice President, Chief         Four                None
Two Tower Center                President and                 Financial Officer, and Treasurer,
East Brunswick, NJ  08816         Treasurer                   CitiStreet Retirement Services
Age:  45                                                      LLC. Also, Senior Vice President,
                                                              Chief Financial Officer and
                                                              Treasurer of CFS, the Manager
                                                              and various affiliates. Prior
                                                              to June 2000, Americas Operations
                                                              and Technology Head, Citibank
                                                              The Private Bank.

Lori M. Renzulli                  Secretary       4 years     Assistant Counsel, CitiStreet           Four                None
Two Tower Center                                              Retirement Services LLC and
East Brunswick, NJ  08816                                     various affiliates.  Prior to
Age:  36                                                      January 1998, Legal Assistant,
                                                              The Copeland Companies.

  * Mr. Dughi and Mr. Martin are "interested" directors as that term is defined under the Investment Company Act of 1940 because they are officers and/or directors of the Company's investment adviser and its affiliates. The other directors are referred to as "independent directors" because they are not "interested" directors as that term is defined under the Investment Company Act of 1940.

 ** There is no set term of office for the Company's directors and officers. The table lists the number of years the person has served the Company in the listed capacity.

*** Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, manages accounts that, in the aggregate owned more than 5% of the outstanding common stock of Foster Wheeler Ltd. as of December 31, 2001. Wellington Management Company, LLP is not the owner of record of such shares and disclaims any pecuniary interest (as such term is defined in Rule 16a-1(a) promulgated under the 1934 Act) in such shares.


COMMITTEES

The Board of Directors has established two standing committees in connection with the governance of the Company, the Audit Committee and the Governance Committee.

The Audit Committee consists of all of the Independent Directors. The purposes of the Audit Committee are to oversee the Company's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Company's financial statements and the independent audit thereof; and to act as a liaison between the Company's independent auditor and the full Board of Directors. The function of the Audit Committee is oversight; it is

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


Management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carryout a proper audit. The Audit Committee met twice during the fiscal year ended December 31, 2001.

The Governance Committee consists of all of the Independent Directors. The Governance Committee is responsible for making nominations for new independent directors, periodically reviewing the continued independence of the current Independent Directors, periodically reviewing Director compensation and other corporate governance issues. This Committee does not normally consider Director candidates proposed by shareholders. The Governance Committee met twice during the fiscal year ended December 31, 2001.


DIRECTOR COMPENSATION AND SHARE OWNERSHIP

The chart below lists the compensation paid to Directors during the year 2001. The CitiStreet Funds are the only funds in their fund complex, so the compensation shown in the columns of the chart are the same.

                                                      TOTAL COMPENSATION
                           AGGREGATE COMPENSATION        FROM COMPANY
                                FROM COMPANY           AND FUND COMPLEX
NAME OF DIRECTOR                 DURING 2001              DURING 2001
----------------                 -----------              -----------
Robert C. Dughi                    $     0                  $     0
Raymond Martin                     $     0                  $     0
Linda Walker Bynoe                 $28,000                  $28,000
Steven I. Weinstein                $28,000                  $28,000
Jane DiRenzo Pigott                $28,000                  $28,000
John G. Beam, Jr.                  $28,000                  $28,000
Nicholas D. Yatrakis               $28,000                  $28,000

Fund shares are available only through certain variable life insurance contracts, variable annuity contracts and qualified plans. Fund shares are not available for sale to the general public. As of December 31, 2001, none of the Directors owned any shares in any of the Funds.

Directors do not receive any form of deferred or retirement benefits. None of the compensated directors are members of a board of any mutual fund other than CitiStreet Funds, Inc.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


As of December 31, 2001, the directors and officers owned in the aggregate less than 1% of the outstanding shares of each Fund.

As of December 31, 2001, none of the Independent Directors nor any of their immediate family members owned any securities issued by the Company's investment adviser (including subadvisers) or its principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser (including subadviser) or principal underwriter of the Funds.


INVESTMENT ADVISERS

STRUCTURE

The Company utilizes a Manager/Subadviser structure for advisory services. CitiStreet Funds Management LLC (the "Manager") serves as the overall investment adviser to the Company. The subadvisers perform the actual day-to-day management of the Funds. The Manager monitors the performance of the subadvisers and will recommend changes to the Board of Directors if warranted. For those Funds with more than one subadviser, the Manager allocates the Fund's assets between or among the Fund's subadvisers.

The Company has obtained an order from the Securities and Exchange Commission that permits the Board of Directors to change subadvisers, hire additional subadvisers, or amend existing subadvisory agreements without shareholder approval. The new or amended subadvisory agreements may have different fee structures or rates than the current agreements, subject to the following maximum annual rates expressed as a percentage of average daily net assets:
International Stock Fund, 0.55%; Small Company Stock Fund, 0.80%; Large Company Stock Fund, 0.45%; Diversified Bond Fund, 0.35%. These fees are in addition to the fee paid to the Manager, which is equal to an annual rate of 0.25% of each Fund's average daily net assets. The Board of Directors will approve a Fund's new or amended subadvisory agreement only if the Board determines that doing so is in the best interests of the Fund and its shareholders. In particular, the Board will not approve a new or amended subadvisory agreement that pays a subadvisory fee within these maximums but higher than the Fund currently pays unless the Board determines that the new or amended subadvisory agreement is in the best interest of the Fund and its shareholders. Any subadvisory agreement that would pay a subadvisory fee higher than these maximum rates would require shareholder approval in addition to the Board's approval.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


In the event the Board of Directors approves the hiring of a new subadviser for a Fund without shareholder approval, the Company will, within ninety days of the effective date of the subadvisory agreement, send all of that Fund's shareholders an informational statement informing them of the changes. The statement will include information about any changes caused by the addition of the new subadviser, including any applicable changes in fees.

Pursuant to the order obtained from the Securities and Exchange Commission granting the Board of Directors authority to enter into subadvisory agreements without shareholder approval, the Company and the Manager have agreed to comply with the following conditions:

1. Before any Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority vote of persons having voting rights with respect to the Fund or, in the case of a new Fund whose prospectus contains the disclosure contemplated by condition 2 below, by the sole initial shareholder(s) before offering shares of such Fund to the public.

2. Any Fund relying on the requested relief will disclose in its prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, any such Fund will hold itself out to the public as employing the "manager/subadviser" structure described in the application. The prospectus will prominently disclose that the Manager has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

3. The Manager will provide management and administrative services to the Company and, subject to the review and approval by the Board, will: (i) set each Fund's overall investment strategies; (ii) evaluate, select, and recommend subadvisers to manage all or part of a Fund's assets; (iii) allocate and, when appropriate, reallocate each Fund's assets among subadvisers; (iv) monitor and evaluate subadviser performance; and (v) oversee subadviser compliance with the applicable Fund's investment objective, policies and restrictions.

4. A majority of the Board will be persons who are not "interested persons" (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


5. The Company will not enter into a subadvisory agreement with any subadviser that is an "affiliated person" of the Fund (as defined in section 2(a)(3) of the Investment Company Act of 1940, as amended) ("Affiliated Subadviser") other than by reason of serving as subadviser to one or more Funds without such subadvisory agreement, including the compensation to be paid thereunder, being approved by the persons having voting rights with respect to the applicable Fund.

6. When a subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the applicable Fund and persons having voting rights with respect to that Fund and that such change does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

7. No director, trustee, or officer of the Company or the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such director, trustee or officer) any interest in a subadviser except for ownership of (i) interests in the Manager or any entity that controls, is controlled by, or is under common control with the Manager, or (ii) less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with a subadviser.

8. Within 90 days of the hiring of any new subadviser, the Manager will furnish persons having voting rights with respect to the appropriate Fund with all information about the new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any changes caused by the addition of the new subadviser. To meet this condition, the Manager will provide persons having voting rights with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934.

The management agreement and all of the subadvisory agreements were last approved by the Board of Directors, including all the Independent Directors, on May 8, 2002. In approving the agreements, the Board considered primarily the nature and quality of the services provided and the overall fairness of the agreements to the Funds (including the fees). Information about the Manager and the subadvisers was provided to the Board in connection with the renewal. In addition, at each periodic Board meeting during the year, the Manager and the subadvisers

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


provide information to the Board relevant to the approval of advisory agreements, including performance updates.

With respect to the nature and quality of the services provided, the Board considered the performance of each Fund (including performance of each individual subadviser) and compared that information to returns of benchmark indices and relevant peer groups of mutual funds managed by other advisers. Performance information was provided for a variety of time periods, including short-term performance as well as long-term performance. The Board also considered the Manager's experience in supervising subadvisers, including its use of an independent consultant to assist it. The Board also considered the investment personnel and investment approach of the subadvisers, for which detailed presentations were made by the subadvisers during the course of the previous year. The Board also considered the compliance records of the Manager and the subadvisers.

With respect to overall fairness, the Board considered the fee arrangements of the Funds and compared those with expense ratio information for peer groups of mutual funds provided from an independent source. The Board concluded that the management and subadvisory agreements, including the fees, were reasonable.


CONTROL

The Manager is a wholly-owned subsidiary of CitiStreet Holdings LLC, which is a wholly-owned subsidiary of CitiStreet LLC, which is jointly owned, 50% by State Street Bank and Trust Company and 50% by Keeper Holdings LLC. State Street Bank and Trust Company is a wholly-owned subsidiary of State Street Corporation. Keeper Holdings LLC is owned 81.1% by Plaza LLC, which is a wholly-owned subsidiary of The Travelers Insurance Company, which is a wholly-owned subsidiary of Citigroup Insurance Holding Corporation, which is a wholly-owned subsidiary of PFS Services, Inc., which is a wholly-owned subsidiary of Associated Madison Companies Inc., which is a wholly-owned subsidiary of Citigroup Inc. The remaining 18.9% of Keeper Holdings LLC is owned by SSB Keeper Holdings LLC, which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Bank of Ireland Asset Management (U.S.) Limited, one of the subadvisers to the International Stock Fund, is a wholly-owned subsidiary of Bank of Ireland Group PLC, a publicly-traded company.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


Salomon Brothers Asset Management Inc., one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Salomon Brothers Holding Company, Inc., which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Smith Barney Fund Management LLC ("Smith Barney") is one of the subadvisers to the Large Company Stock Fund. Salomon Smith Barney Holdings Inc. is the sole member of Smith Barney. Salomon Smith Barney Holdings Inc. is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Citigroup Asset Management Limited ("CAM") is one of the subadvisers to the International Stock Fund. CAM is a wholly-owned subsidiary of Salomon International LLC, which is a wholly-owned subsidiary of Solomon Brothers Holdings, Inc., which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-traded company.

Wellington Management Company, LLP, one of the subadvisers to the Large Company Stock Fund, is a limited liability partnership.

TCW Investment Management Company, one of the subadvisers to the Small Company Stock Fund, is a wholly-owned subsidiary of The TCW Group, Inc., which is a wholly-owned subsidiary of Societe Generale Asset Management S.A., a wholly-owned subsidiary of Societe Generale, S.A., an international commercial and investment bank headquartered in France.

SSgA Funds Management, Inc. ("SSgA"), one of the subadvisers to each of the Funds, is a wholly-owned subsidiary of State Street Corporation, a publicly-traded corporation.

Western Asset Management Company, one of the subadvisers to the Diversified Bond Fund, is a wholly-owned subsidiary of Legg Mason, Inc.


FEES

Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. Each Fund pays its respective subadviser(s) directly, at the rates described below. Prior to May 1, 1998, the Manager paid each of the subadvisers out of the fees it received from the Funds. The Manager's fees (prior to any adjustment for the expense limitation agreement) at that time were equal to an annual rate of the

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


amount the Manager paid each subadviser plus 0.25% of each Fund's average daily net assets. Thus, prior to May 1, 1998, the Manager's net fee for each Fund, after paying the subadviser(s) for that Fund, but prior to any adjustment for the expense limitation agreement, was 0.25% of that Fund's average net assets.

Each Fund pays its subadviser (or, for any Fund with more than one subadviser, each of its subadvisers) a fee that is computed daily and paid monthly at the annual rates specified below based on the value of the Fund's average daily net assets allocated to that subadviser. Thus, for a Fund with one subadviser, the subadviser's fee is based upon the average daily net assets of the entire Fund; for a Fund with more than one subadviser, the subadviser's fee is based upon the average daily net assets actually allocated to that subadviser.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


FUND & SUBADVISER                                                     SUBADVISER'S FEE
-----------------                                                     ----------------
International Stock Fund

  -      Bank of Ireland Asset Management (U.S.) Limited    0.45% for first $50 million in assets,
                                                            plus 0.40% for next $50 million in assets,
                                                            plus 0.30% for assets over $100 million

                                                            0.55% for first $50 million in assets,
  -      Citigroup Asset Management Limited                 plus 0.50% for next $50 million in assets,
                                                            plus 0.45% for assets over $100 million


  -      SSgA Funds Management, Inc.                        0.55% for first $50 million in assets,
                                                            plus 0.50% for next $50 million in assets,
                                                            plus 0.45% for assets over $100 million

Small Company Stock Fund

  -      TCW Investment Management Company                  0.50% for first $50 million in assets,
                                                            plus 0.45% for next $50 million in assets,
                                                            plus 0.40% for assets over $100 million

  -      Salomon Brothers Asset Management Inc.             0.50% of assets


  -      SSgA Funds Management, Inc.                        0.08% for first $50 million in assets,
                                                            plus 0.06% for next $50 million in assets,
                                                            plus 0.04% for assets over $100 million
                                                            (minimum $50,000 on annualized basis)
Large Company Stock Fund

  -      Wellington Management Company, LLP                 0.45% of assets


  -      Smith Barney Fund Management LLC                   0.45% for first $45 million in assets,
                                                            plus 0.35% for assets over $45 million


  -      SSgA Funds Management, Inc.                        0.05% for first $50 million in assets,
                                                            plus 0.04% for next $50 million in assets,
                                                            plus 0.02% for assets over $100 million
                                                            (minimum $50,000 on annualized basis)
Diversified Bond Fund

  -      Western Asset Management Company                   0.25% for first $250 million in assets,
                                                            plus 0.15% for assets over $250 million

  -      Salomon Brothers Asset Management Inc.             0.35% for first $50 million in assets,
                                                            plus 0.30% for next $50 million in assets,
                                                            plus 0.25% for assets over $100 million

  -      SSgA Funds Management, Inc.                        0.05% of assets

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

For the years 1999, 2000 and 2001, the International Stock Fund paid the Manager fees of $810,095, $901,914 and $809,553, respectively. For the years 1999, 2000 and 2001, the Fund paid Bank of Ireland Asset Management (U.S.) Limited fees of $1,097,117, $1,207,296 and $700,057, respectively. For the year 2001, the Fund paid Salomon Brothers Asset Management (an affiliate of the Manager) fees of $306,991, and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $375,874.

For the years 1999, 2000 and 2001, the Small Company Stock Fund paid the Manager fees of $742,982, $964,298 and $790,334, respectively. For 1999, the Fund paid SG Cowen Asset Management, the predecessor to TCW Investment Management Company, and Chartwell Investment Partners fees of $619,797 and $868,151, respectively. For 2000, the Fund paid SG Cowen Asset Management, Chartwell Investment Partners and the predecessor to SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $632,159, $905,600 and $50,506, respectively. For 2001, the Fund paid TCW Investment Management Company (including its predecessor SG Cowen Asset Management), Salomon Brothers Asset Management (an affiliate of the Manager) and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $507,292, $427,360, and $78,961, respectively.

For the years 1999, 2000 and 2001, the Large Company Stock Fund paid the Manager fees of $1,202,605, $1,112,539 and $1,078,886, respectively. For the years 1999 and 2000, the Fund paid Equinox Capital Management, LLC fees of $1,493,126 and $724,799, respectively. For the year 2000, the Large Company Stock Fund paid Wellington Management Company, LLP, Putnam Investment Management, Inc. and the predecessor to SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $208,687, $348,159 and $32,282, respectively. For the year 2001, the Large Company Stock Fund paid Wellington Management Company, LLP, Putnam Investment Management, Inc. and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $753,805, $581,569, and $54,343, respectively.

For the years 1999, 2000 and 2001, the Diversified Bond Fund (and its predecessor, the Long-Term Bond Fund), paid the Manager fees of $621,922, $665,524 and $1,137,465, respectively. For the years 1999 and 2000, the Fund paid Western Asset Management Company fees of $622,283 and $649,314, respectively. For the year 2001, the Fund paid Western Asset Management Company, Salomon Brothers Asset Management Inc. (an affiliate of the Manager), and SSgA Funds Management, Inc. (an affiliate of the Manager) fees of $535,104, $308,024 and $67,744, respectively.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

For more information regarding investment advisers, see MANAGEMENT OF THE FUNDS in the prospectus.

OTHER SERVICE PROVIDERS

Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian of the assets and is also the accounting services agent for the Funds of the Company. In that capacity various personnel at Investors Bank & Trust Company provide custodial and accounting services to, and keeps the accounts and records of, the Company. The Company pays a monthly fee based upon the total assets of the Funds at the end of the month at an annual rate of between 0.04% and 0.08% plus reimbursement of out-of-pocket expenses for obtaining information from pricing services and securities transaction charges. For both U.S. and non-U.S. assets, the annual rate is 0.08% for assets up to $250 million, 0.06% for assets over $250 million and up to $500 million, and 0.04% for assets over $500 million. For non-U.S. assets, the Company paid additional custodial expenses at annual rates of 0.04% and 0.13%, based upon the country. For the years 1999, 2000 and 2001, the Company paid $1,150,450, $811,643 and $1,145,402, respectively, to Investors Bank & Trust Company as custodian and accounting services agent. Investors Bank & Trust Company also assists the Manager in providing certain administrative services for the Company. For this assistance, the Manager (not the Company) paid Investors Bank & Trust Company a fee of $303,956 in 1999, $326,546 in 2000 and $318,522 in 2001.

CitiStreet Funds Management LLC (the "Manager"), Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as transfer agent and dividend disbursing agent for the Company. The Company reimburses the Manager for reasonable out-of-pocket expenses incurred in connection with providing the service and pays a fee equal to 0.10% of net assets attributable to R Shares. The Manager provides accounting services to and keeps the accounts and records of the Company, other than those maintained by the custodian. It or an affiliated company pays the salaries and expenses of all of its and the Company's personnel except for fees and expenses of the non-interested directors. It or an affiliated company provides necessary office space, staff assistance to the Board, and all expenses incurred in connection with managing the ordinary course of the Company's business, other than the fees and expenses that are paid directly by the Company.

KPMG LLP, 99 High Street, Boston, MA 02110-2371, serves as the Company's independent accountants, providing audit services.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

CitiStreet Equities LLC, Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as principal underwriter of the shares of the Company.

CRA RogersCasey, Inc., 1 Parklands Drive, Darien, CT 06820, assists the Manager in monitoring the performance of the subadvisers and comparing that performance to that of other investment managers. For this assistance, the Manager (not the Company) paid CRA RogersCasey, Inc. a fee of approximately $147,000 in 1999, $150,000 in 2000 and $180,000 in 2001.

CODES OF ETHICS

The Company, the Manager, and the subadvisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940. These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.

                             PORTFOLIO TRANSACTIONS

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

Each Fund's subadviser is responsible for the selection of brokers and dealers to effect that Fund's transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers who will receive a commission paid by the Fund. Fixed income securities, as well as securities traded in the over-the-counter market, on the other hand, will not normally involve any brokerage commissions. The securities are generally traded on a "net" basis with the dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed priced that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In purchasing and selling a Fund's portfolio securities, it is the subadvisers' policy to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the subadviser will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the subadviser or the Fund.

Notwithstanding the above, under certain conditions, the Funds are authorized to pay higher brokerage commissions in return for brokerage and research services, although they have no current arrangement to do so. The subadvisers may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission or price for executing a transaction that is in excess of the commission or price another broker would have received for executing the transaction if it is determined that such commission or price is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties, but are provided to the subadviser or through broker-dealers.

The subadvisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

In allocating brokerage for the Funds, the subadvisers may annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

The subadvisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the subadvisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the subadvisers, in serving the Funds, as well as to their other clients.

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

On occasion, an investment opportunity may be appropriate for more than one entity for which a subadviser serves as investment manager or adviser. On those occasions, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entities investment objectives and its current cash and investment positions.

The subadvisers may enter into certain commission recapture arrangements with broker-dealers. Under these arrangements, the broker-dealer agrees to return a portion of the brokerage commission for the benefit of the fund, either in the form of a cash refund or by payment of a fund expense such as custodial expenses. Subadvisers will execute trades under such arrangements only when it is consistent with the policy to seek best execution.

The following charts provide the aggregate amount of brokerage commissions paid by each Fund during the last three years.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                            INTERNATIONAL STOCK FUND


                                                             % of Dollars of
                                                           Transactions through
                                    % Paid to Brokers       Brokers Providing
  Year      Total Commissions       Providing Research          Research
  ----      -----------------       ------------------          --------
  1999           $198,396                   0%                      0%
  2000           $207,815                   0%                      0%
  2001           $590,249                   0%                      0%

In 2001, the Fund paid commissions of $18,097 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 3.07% of its aggregate brokerage commissions to that broker, and 4.72% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker. In 2001, the Fund paid commissions of $12,366 to Salomon Smith Barney Inc., an affiliate of the Manager. For 2001, the Fund paid 2.09% of its aggregate brokerage commissions to that broker, and 0.58% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                            SMALL COMPANY STOCK FUND


                                                             % of Dollars of
                                                           Transactions through
                                   % Paid to Brokers        Brokers Providing
  Year      Total Commissions      Providing Research           Research
  ----      -----------------      ------------------           --------

  1999           $866,738                54%                        38%
  2000         $1,341,688                34%                        48%
  2001           $899,035                 8%                         7%

In 1999, the Fund paid commissions of $558 to SG Cowen Securities, an affiliate of one of the Fund's subadvisers. In 2000, the Fund paid commissions of $259,923 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $187,406 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 20.85% of its aggregate brokerage commissions to that broker, and 34.79% of the Fund's aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                            LARGE COMPANY STOCK FUND


                                                             % of Dollars of
                                                           Transactions through
                                    % Paid to Brokers       Brokers Providing
  Year      Total Commissions       Providing Research           Research
  ----      -----------------       ------------------           --------
  1999           $666,750                  55%                     55%
  2000           $713,293                  29%                     27%
  2001           $636,440                  31%                     30%

In 1999, the Fund paid commissions of $4,675 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2000, the Fund paid commissions of $2,820 to Salomon Smith Barney Inc., an affiliate of the Manager. In 2000, the Fund paid commissions of $1,470 to Robinson Humphrey, an affiliate of the Manager. In 2000, the Fund paid commissions of $76,445 to State Street Capital Markets, LLC, an affiliate of the Manager. In 2001, the Fund paid commissions of $21,838 to Salomon Smith Barney Inc., an affiliate of the Manager. For 2001, the Fund paid 3.43% of its aggregate brokerage commissions to that broker, and 2.80% of the Fund's aggregate dollar amount of transactions involving payment of commissions were effected through that broker. In 2001, the Fund paid commissions of $222 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 0.03% of its aggregate brokerage commissions to that broker, and 0.04% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                              DIVERSIFIED BOND FUND
                   (AND ITS PREDECESSOR, LONG-TERM BOND FUND)


                                                             % of Dollars of
                                                           Transactions through
                                     % Paid to Brokers       Brokers Providing
  Year      Total Commissions        Providing Research           Research
  ----      -----------------        ------------------           --------
  1999           $56,468                     0%                      0%
  2000           $62,335                     0%                      0%
  2001           $60,253                     0%                      0%

In 2001, the Fund paid commissions of $1,769 to State Street Capital Markets, LLC, an affiliate of the Manager. For 2001, the Fund paid 2.94% of its aggregate brokerage commissions to that broker, and 0.10% of the Funds aggregate dollar amount of transactions involving payment of commissions were effected through that broker.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

The annual portfolio turnover rates for the International Stock Fund, and the Large Company Stock Fund are expected to be less than 100%. The annual portfolio turnover rates for the Small Company Stock Fund and the Diversified Bond Fund are expected to be more than 100%. For a listing of last year's portfolio turnover rates for all of the Funds, see FINANCIAL HIGHLIGHTS in the prospectus.

                            NET ASSET VALUE OF SHARES

The Company sells and redeems shares of each Fund at its net asset value next determined after receipt of the purchase or redemption order. There is no sales charge or sales load on the purchase or redemption of shares.

The net asset value of the shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. New York City time. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily.

Equity securities for which the primary market is on an exchange are generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

Debt obligations (other than those with remaining maturities of less than 60 days) are valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities. Debt obligations with remaining maturities of less than 60 days will be valued at amortized cost, which approximates market value. This means that each obligation will be valued initially at its purchase price (or its market value as of the 60th day prior to maturity) and thereafter by amortizing any discount or premium uniformly to maturity, unless this method does not represent fair market value. In such cases, the security will be valued at its fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

Options traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchanges (which is currently 4:10 p.m. New York City time). Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges (which is currently 4:15 p.m. New York City time). Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined under the direction of the Board of Directors of the Company.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities, and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are generally determined as of such times for purposes of computing a Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If, however, an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                             PERFORMANCE INFORMATION

The Funds may quote their performance in various ways. All performance information supplied by the Funds is historical and is not intended to indicate future performance. A Fund's share prices, yields, and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Yields quoted in advertising are computed by dividing that Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends for equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the semi-annual compounding assumed in yield calculations, the yields quoted for the Funds may differ from the income the Funds paid over the same period or the rate of income reported in the Funds' financial statements.

Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a total return of 100% over ten years would require an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yield and other performance information may be quoted numerically or in a table, graph or similar illustration.

Total returns for the R Shares reflect the historical performance of each Funds initial class of shares, restated based on the R Shares estimated fees and expenses as shown on the fee table in the prospectus. Performance for the R Shares for periods after the date the R Shares commence operations will reflect the historical performance of the R Shares. Set forth below are the average annual total returns calculated for the R Shares for the respective periods ending December 31, 2001:


                                                                    Life of Fund

                                         1 Year       5 Year     (since 5/17/93)
                                         ------       ------     ---------------
International Stock Fund                 -21.66%       2.47%         7.20%
Small Company Stock Fund                   1.15%       8.00%        10.00%
Large Company Stock Fund                 -16.06%       1.25%         7.43%
Diversified Bond Fund                      6.50%       6.92%         7.01%
   (formerly Long-Term Bond Fund)

                                      TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). Under the relevant provisions, the Funds are not subject to federal income tax on the part of their net ordinary income and net realized capital gains that they distribute. They intend to distribute as dividends substantially all their net investment income, if any. They also declare and distribute annually all their net realized capital gains. Such dividends

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

and distributions are automatically reinvested in additional shares of the Funds. If the Fund does not qualify under Subchapter M, it will be subject to federal income tax.

Section 817(h) of the Internal Revenue Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after contract owner funds are first allocated to the particular Fund, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each Fund must meet one of two alternative tests. Under the first test, no more than 55% of the Fund's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the Fund must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the Fund's assets can be invested in cash, cash items, government securities, and securities of other regulated investments.

For purposes of determining whether a variable account is adequately diversified, each United States government agency or instrumentality is treated as a separate issuer for purposes of determining whether a Fund is adequately diversified. The Company's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States government agency or instrumentality.

The International Stock Fund may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the Fund's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government which addresses this issue. If no such treaty exists, the foreign tax withholding would be 30%. While contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund.

                                                          CITISTREET FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                               OWNERSHIP OF SHARES

As of December 31, 2001, various Travelers separate accounts were the holders of record of more than 95% of the outstanding shares of each Fund. The address for Travelers and its separate accounts is One Tower Square, Hartford, CT 06183.

                              FINANCIAL STATEMENTS

The Company's financial statements and financial highlights for the fiscal year ended December 31, 2001, and report of the independent accountants in the Company's Annual Report and are incorporated herein by reference.